UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09729
Name of Fund:
iShares Trust
Fund Address:  c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105
Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE  19801

Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
4/30/2025
Date of reporting period:
10/31/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Environmentally Aware Real Estate ETF
ERET | NASDAQ
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares Environmentally Aware Real Estate ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Environmentally Aware Real Estate ETF	$16	0.30%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	14.70%	27.89%	7.55%
FTSE All-World Index	10.79	32.47	17.96
FTSE EPRA Nareit Developed Green Target Index	14.06	27.46	7.03
Key Fund statistics
Net Assets	$9,826,785
Number of Portfolio Holdings	360
Portfolio Turnover Rate	24%
The Fund has added the FTSE All-World Index in response to new regulatory requirements.
The inception date of the Fund was November 15, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Retail REITs	18.1%
Industrial REITs	13.9%
Health Care REITs	9.5%
Multi-Family Residential REITs	9.1%
Real Estate Operating Companies	7.5%
Office REITs	7.1%
Data Center REITs	6.8%
Self Storage REITs	6.8%
Diversified REITs	6.0%
Diversified Real Estate Activities	4.5%
Other*	10.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	64.6%
Japan	8.3%
Australia	5.3%
United Kingdom	4.3%
Singapore	3.0%
Hong Kong	2.7%
Sweden	2.2%
Germany	2.1%
Canada	2.0%
France	1.9%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Environmentally Aware Real Estate ETF
Semi-Annual Shareholder Report — October 31, 2024
ERET-10/24-SAR

iShares Global Clean Energy ETF
ICLN | NASDAQ
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares Global Clean Energy ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Clean Energy ETF	$20	0.39%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	(0.42)%	2.13%	5.34%	4.28%
S&P Global Broad Market Index	10.50	32.18	10.49	8.72
S&P Global Clean Energy IndexTM	(0.77)	2.29	5.48	4.01
Key Fund statistics
Net Assets	$1,905,192,921
Number of Portfolio Holdings	105
Portfolio Turnover Rate	22%
The Fund has added the S&P Global Broad Market Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Electric Utilities	34.0%
Renewable Electricity	26.5%
Heavy Electrical Equipment	11.8%
Semiconductors	10.2%
Electrical Components & Equipment	7.5%
Semiconductor Materials & Equipment	6.8%
Construction & Engineering	1.2%
Commodity Chemicals	0.6%
Steel	0.6%
Independent Power Producers & Energy Traders	0.4%
Other*	0.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	23.7%
China	12.0%
Brazil	10.3%
Denmark	8.7%
Spain	7.1%
United Kingdom	6.2%
India	6.1%
Portugal	5.3%
Canada	4.1%
Japan	4.0%
Other#	12.5%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Clean Energy ETF
Semi-Annual Shareholder Report — October 31, 2024
ICLN-10/24-SAR

iShares Global REIT ETF
REET | NYSE Arca
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares Global REIT ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global REIT ETF	$8	0.14%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	16.80%	30.12%	1.02%	3.95%
FTSE All-World Index	10.79	32.47	11.02	9.04
FTSE EPRA Nareit Global REITs Index	16.05	29.21	0.25	3.16
Key Fund statistics
Net Assets	$3,852,102,240
Number of Portfolio Holdings	349
Portfolio Turnover Rate	5%
The Fund has added the FTSE All-World Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Retail REITs	18.9%
Industrial REITs	17.3%
Health Care REITs	11.9%
Multi-Family Residential REITs	9.7%
Data Center REITs	9.1%
Diversified REITs	7.7%
Self Storage REITs	6.8%
Office REITs	6.3%
Other Specialized REITs	5.6%
Single-Family Residential REITs	3.8%
Other*	2.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	72.7%
Australia	6.6%
Japan	5.3%
United Kingdom	4.2%
Singapore	2.8%
Canada	2.2%
France	1.7%
Belgium	0.9%
Hong Kong	0.8%
Mexico	0.5%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global REIT ETF
Semi-Annual Shareholder Report — October 31, 2024
REET-10/24-SAR

iShares International Developed Real Estate ETF
IFGL | NASDAQ
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares International Developed Real Estate ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Developed Real Estate ETF	$25	0.48%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	5.44%	19.18%	(4.14)%	0.25%
FTSE All World ex-US Index	5.67	24.32	6.03	5.00
FTSE EPRA Nareit Developed ex US Index	4.80	19.47	(4.09)	0.39
Key Fund statistics
Net Assets	$96,138,288
Number of Portfolio Holdings	267
Portfolio Turnover Rate	6%
The Fund has added the FTSE All World ex-US Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Industry allocation
Industry	Percent of Total Investments(a)
Real Estate Operating Companies	19.8%
Industrial REITs	18.2%
Retail REITs	16.0%
Diversified REITs	13.5%
Diversified Real Estate Activities	12.8%
Office REITs	7.5%
Multi-Family Residential REITs	4.3%
Health Care REITs	1.9%
Hotel & Resort REITs	1.5%
Self Storage REITs	1.4%
Other*	3.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	23.5%
Australia	18.2%
United Kingdom	11.1%
Singapore	8.3%
Hong Kong	7.3%
Canada	6.1%
Germany	5.9%
Sweden	5.2%
France	4.4%
Switzerland	3.2%
(a)	Excludes money market funds.
*	Ten largest industries are presented. Additional industries are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares International Developed Real Estate ETF
Semi-Annual Shareholder Report — October 31, 2024
IFGL-10/24-SAR

iShares International Select Dividend ETF
IDV | Cboe BZX Exchange
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about iShares International Select Dividend ETF (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Select Dividend ETF	$26	0.50%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	7.35%	23.37%	4.54%	3.60%
S&P Developed ex US Broad Market Index	4.62	21.21	(3.26)	1.06
Dow Jones EPAC Select Dividend IndexTM	6.54	23.82	4.38	3.59
Key Fund statistics
Net Assets	$4,150,821,972
Number of Portfolio Holdings	106
Portfolio Turnover Rate	4%
The Fund has added the S&P Developed ex US Broad Market Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	32.5%
Utilities	16.8%
Communication Services	11.8%
Materials	9.1%
Energy	7.9%
Consumer Staples	7.7%
Consumer Discretionary	6.3%
Industrials	5.6%
Real Estate	1.8%
Information Technology	0.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	24.4%
Italy	10.6%
Spain	9.3%
Canada	8.1%
France	7.5%
Hong Kong	6.8%
Australia	6.7%
Germany	6.0%
South Korea	4.4%
Netherlands	4.2%
Other#	12.0%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares International Select Dividend ETF
Semi-Annual Shareholder Report — October 31, 2024
IDV-10/24-SAR

(b) Not applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services– Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

October 31, 2024

2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares International Select Dividend ETF | IDV | Cboe BZX Exchange

2

Schedule of Investments (unaudited)
October 31, 2024
iShares® International Select Dividend ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.6%
APA Group	7,551,268	$34,575,370
BHP Group Ltd.	4,838,103	134,414,905
Fortescue Ltd.	5,309,504	66,490,111
IGO Ltd.	5,514,472	18,890,708
Magellan Financial Group Ltd.	1,914,897	13,415,801
Perpetual Ltd.	559,505	7,424,258
		275,211,153
Austria — 1.2%
Oesterreichische Post AG	395,735	12,550,853
OMV AG	894,628	37,073,973
		49,624,826
Belgium — 1.3%
Ageas SA	679,058	35,438,906
Proximus SADP	2,358,871	17,165,614
		52,604,520
Canada — 8.1%
Bank of Nova Scotia (The)	1,429,626	73,609,285
Birchcliff Energy Ltd.	4,260,537	15,881,199
Canadian Utilities Ltd., Class A, NVS	959,221	24,560,081
Emera Inc.	1,173,953	44,349,429
Great-West Lifeco Inc.	678,428	22,764,503
IGM Financial Inc.	484,357	14,551,408
Labrador Iron Ore Royalty Corp.	983,137	21,507,777
Manulife Financial Corp.	1,849,228	54,015,228
Peyto Exploration & Development Corp.	2,859,193	31,172,155
Power Corp. of Canada	1,036,200	32,752,657
		335,163,722
Denmark — 2.0%
AP Moller - Maersk A/S, Class A	15,023	22,909,157
D/S Norden A/S	361,216	12,477,550
Danske Bank A/S	1,562,912	46,213,806
		81,600,513
Finland — 1.5%
Fortum OYJ	4,130,791	60,989,967
France — 7.5%
Ayvens SA(a)	3,072,494	20,414,774
Bouygues SA	767,852	24,679,931
Credit Agricole SA	3,323,200	50,938,277
Orange SA	5,656,418	62,139,708
Rubis SCA	1,010,426	24,757,543
TotalEnergies SE	2,018,467	126,670,198
		309,600,431
Germany — 3.8%
Freenet AG	1,016,004	30,196,041
Hapag-Lloyd AG(a)(b)	109,136	19,139,158
Mercedes-Benz Group AG	1,617,976	98,293,091
Schaeffler AG(c)	2,234,477	11,163,526
		158,791,816
Hong Kong — 6.7%
BOC Hong Kong Holdings Ltd.	11,336,000	37,008,983
CK Hutchison Holdings Ltd.	10,790,000	56,745,994
CK Infrastructure Holdings Ltd.	3,794,500	26,851,323
Hang Seng Bank Ltd.	2,604,200	31,855,045
Henderson Land Development Co. Ltd.	11,774,000	37,755,499
Hysan Development Co. Ltd.	10,094,000	16,371,972
Kerry Properties Ltd.	9,452,500	19,965,748
PCCW Ltd.	61,119,000	33,570,205
Security	Shares	Value
Hong Kong (continued)
VTech Holdings Ltd.	2,666,300	$19,847,600
		279,972,369
Israel — 0.4%
ICL Group Ltd.	4,474,216	18,367,334
Italy — 10.5%
A2A SpA	10,932,924	24,990,951
Anima Holding SpA(a)	1,628,080	9,864,276
Azimut Holding SpA	409,662	10,132,778
Banca Popolare di Sondrio SpA	2,696,786	20,113,640
Banco BPM SpA	7,550,451	50,928,465
BPER Banca SpA	5,814,256	35,400,663
Enel SpA	17,019,224	129,075,033
Eni SpA	5,637,789	85,881,472
Italgas SpA	4,051,443	24,854,001
Snam SpA	9,244,049	44,407,531
		435,648,810
Netherlands — 4.2%
ING Groep NV	6,131,291	104,050,362
NN Group NV	871,264	42,772,311
SBM Offshore NV	1,506,311	27,572,624
		174,395,297
New Zealand — 0.4%
Spark New Zealand Ltd.	10,327,672	17,918,370
Norway — 1.1%
DNB Bank ASA	2,222,732	46,061,606
South Korea — 3.6%
BNK Financial Group Inc.	2,029,676	13,840,439
DB Insurance Co. Ltd.	193,737	15,270,172
DGB Financial Group Inc.	1,313,361	7,749,523
Hana Financial Group Inc.	698,888	30,153,169
Industrial Bank of Korea	1,688,322	17,196,633
Samsung Securities Co. Ltd.	336,181	11,093,740
Shinhan Financial Group Co. Ltd.	810,098	30,176,308
Woori Financial Group Inc.	2,310,328	25,720,913
		151,200,897
Spain — 9.3%
ACS Actividades de Construccion y Servicios SA	797,073	38,223,974
Bankinter SA	3,375,016	27,534,757
CaixaBank SA	12,451,946	75,879,153
Enagas SA	2,028,193	28,770,536
Logista Integral SA	729,165	22,339,843
Mapfre SA	6,912,378	19,759,792
Naturgy Energy Group SA	1,190,992	29,654,283
Redeia Corp. SA	2,370,795	43,896,829
Telefonica SA	20,842,764	97,807,814
		383,866,981
Sweden — 1.2%
Telia Co. AB	17,572,408	51,106,341
Switzerland — 2.8%
Swiss Re AG	364,939	46,598,082
Zurich Insurance Group AG	119,095	70,218,978
		116,817,060
United Kingdom — 24.3%
abrdn PLC	12,234,818	20,843,967
Ashmore Group PLC	4,529,810	12,389,018
British American Tobacco PLC	5,950,512	208,084,077
BT Group PLC	33,125,174	59,147,941
IG Group Holdings PLC	1,844,957	21,347,324
3
2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® International Select Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Imperial Brands PLC	3,697,004	$111,568,328
Legal & General Group PLC	15,713,512	44,074,581
National Grid PLC	6,974,551	87,573,502
NatWest Group PLC, NVS	13,492,180	63,929,346
OSB Group PLC	2,832,754	12,822,682
Persimmon PLC	1,744,317	33,057,030
Phoenix Group Holdings PLC	5,564,823	35,351,405
Rio Tinto PLC	1,763,443	113,967,815
SSE PLC	2,760,893	62,736,862
Vodafone Group PLC	128,758,679	119,734,727
		1,006,628,605
Total Common Stocks — 96.5% (Cost: $3,884,558,552)		4,005,570,618
Preferred Stocks
Germany — 2.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	427,698	31,473,038
Volkswagen AG, Preference Shares, NVS	570,372	55,361,881
		86,834,919
South Korea — 0.8%
Hyundai Motor Co., Series 2, Preference Shares, NVS	276,665	31,964,814
Total Preferred Stocks — 2.9% (Cost: $136,936,387)		118,799,733
Total Long-Term Investments — 99.4% (Cost: $4,021,494,939)		4,124,370,351
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(d)(e)(f)	23,096,063	$23,112,230
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(d)(e)	2,600,000	2,600,000
Total Short-Term Securities — 0.6% (Cost: $25,704,328)		25,712,230
Total Investments — 100.0% (Cost: $4,047,199,267)		4,150,082,581
Other Assets Less Liabilities — 0.0%		739,391
Net Assets — 100.0%		$4,150,821,972

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$77,157,169	$—	$(54,062,302)(a)	$14,596	$2,767	$23,112,230	23,096,063	$888,282 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,560,000	40,000 (a)	—	—	—	2,600,000	2,600,000	155,254	—
				$14,596	$2,767	$25,712,230		$1,043,536	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® International Select Dividend ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	27	12/19/24	$3,606	$(49,400)
Euro STOXX 50 Index	114	12/20/24	5,998	(135,173)
FTSE 100 Index	130	12/20/24	13,640	(328,424)
				$(512,997)
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	08/19/26	$204,513	$(811)(c)	$204,302	0.0%
	Monthly	HSBC Bank PLC(d)	02/08/28	114,487	836 (e)	115,852	0.0
	Monthly	JPMorgan Chase Bank NA(f)	02/10/25	294,328	(4,577)(g)	290,124	0.0
					$(4,552)	$610,278

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(600) of net dividends and financing fees.
(e)	Amount includes $(529) of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $(373) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)	(f)
Range: Benchmarks:	45 basis points EUR - 1D Euro Short Term Rate (ESTR)	45 basis points EUR - 1D Euro Short Term Rate (ESTR)	40 basis points EUR - 1D Euro Short Term Rate (ESTR)
5
2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® International Select Dividend ETF

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Spain
Red Electrica Corp. SA	11,034	$204,302	100.0%
Net Value of Reference Entity — Goldman Sachs Bank USA		$204,302
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 08, 2028.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Spain
Red Electrica Corp. SA	6,257	$115,852	100.0%
Net Value of Reference Entity — HSBC Bank PLC		$115,852
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 10, 2025.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Spain
Naturgy Energy Group Sa	7,838	$195,157	67.3%
Red Electrica Corp. SA	5,129	94,967	32.7
Net Value of Reference Entity — JPMorgan Chase Bank NA		$290,124
Balances Reported in the Statement of Assets and Liabilities for OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Total Return Swaps	$—	$—	$836	$(5,388)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$—	$—	$836	$—	$—	$—	$836
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$512,997	$—	$—	$—	$512,997
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$5,388	$—	$—	$—	$5,388
	$—	$—	$518,385	$—	$—	$—	$518,385

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® International Select Dividend ETF

For the period ended October 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,043,618	$—	$—	$—	$1,043,618
Swaps	—	—	22,689	—	—	—	22,689
	$—	$—	$1,066,307	$—	$—	$—	$1,066,307
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(806,337)	$—	$—	$—	$(806,337)
Swaps	—	—	29,322	—	—	—	29,322
	$—	$—	$(777,015)	$—	$—	$—	$(777,015)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$27,971,303
Total return swaps:
Average notional value	$423,990
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$512,997
Swaps - OTC	836	5,388
Total derivative assets and liabilities in the Statement of Assets and Liabilities	836	518,385
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	(512,997)
Total derivative assets and liabilities subject to an MNA	$836	$5,388
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)
Goldman Sachs Bank USA	$(811)	$—	$—	$—	$(811)
HSBC Bank PLC	836	—	—	—	836
JPMorgan Chase Bank NA	(4,577)	—	—	—	(4,577)
	$(4,552)	$—	$—	$—	$(4,552)

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)
Goldman Sachs Bank USA	$811	$—	$—	$—	$811
HSBC Bank PLC	836	—	—	—	836
JPMorgan Chase Bank NA	4,577	—	—	—	4,577
	$6,224	$—	$—	$—	$6,224

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
7
2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® International Select Dividend ETF

(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$397,063,067	$3,608,507,551	$—	$4,005,570,618
Preferred Stocks	—	118,799,733	—	118,799,733
Short-Term Securities
Money Market Funds	25,712,230	—	—	25,712,230
	$422,775,297	$3,727,307,284	$—	$4,150,082,581
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$836	$—	$836
Liabilities
Equity Contracts	—	(518,385)	—	(518,385)
	$—	$(517,549)	$—	$(517,549)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
8

Statement of Assets and Liabilities (unaudited)
October 31, 2024

iShares International Select Dividend ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$4,124,370,351
Investments, at value—affiliated(c)	25,712,230
Foreign currency collateral pledged for futures contracts(d)	1,465,067
Foreign currency, at value(e)	8,869,391
Receivables:
Investments sold	11,497,559
Securities lending income—affiliated	94,972
Swaps	918
Dividends—unaffiliated	7,587,251
Dividends—affiliated	11,067
Tax reclaims	14,884,635
Unrealized appreciation on OTC swaps	836
Total assets	4,194,494,277
LIABILITIES
Bank overdraft	29,740
Cash received for futures contracts	6,581
Collateral on securities loaned, at value	23,074,671
Payables:
Investments purchased	13,911,118
Swaps	2,641
Investment advisory fees	1,792,206
IRS compliance fee for foreign withholding tax claims	4,578,145
Professional fees	33,378
Variation margin on futures contracts	238,437
Unrealized depreciation on OTC swaps	5,388
Total liabilities	43,672,305
Commitments and contingent liabilities
NET ASSETS	$4,150,821,972
NET ASSETS CONSIST OF
Paid-in capital	$5,460,302,878
Accumulated loss	(1,309,480,906)
NET ASSETS	$4,150,821,972
NET ASSET VALUE
Shares outstanding	144,600,000
Net asset value	$28.71
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$4,021,494,939
(b) Securities loaned, at value	$11,348,180
(c) Investments, at cost—affiliated	$25,704,328
(d) Foreign currency collateral pledged, at cost	$1,596,448
(e) Foreign currency, at cost	$8,839,440
See notes to financial statements.
9
2024 iShares Semi-Annual Financial Statements and Additional Information

Statement of Operations (unaudited)
Six Months Ended October 31, 2024

iShares International Select Dividend ETF
INVESTMENT INCOME
Dividends—unaffiliated	$156,208,139
Dividends—affiliated	155,254
Interest—unaffiliated	71,656
Securities lending income—affiliated—net	888,282
Foreign taxes withheld	(11,446,887)
Foreign withholding tax claims	166,574
Total investment income	146,043,018
EXPENSES
Investment advisory	10,485,442
Professional	53,506
Commitment costs	4,465
Interest expense	145
Total expenses	10,543,558
Net investment income	135,499,460
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(42,763,427)
Investments—affiliated	14,596
Foreign currency transactions	870,389
Futures contracts	1,043,618
In-kind redemptions—unaffiliated(a)	9,488,538
Swaps	22,689
(31,323,597)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	192,068,158
Investments—affiliated	2,767
Foreign currency translations	277,412
Futures contracts	(806,337)
Swaps	29,322
191,571,322
Net realized and unrealized gain	160,247,725
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$295,747,185
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statement of Operations
10

Statements of Changes in Net Assets

	iShares International Select Dividend ETF
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$135,499,460	$272,132,613
Net realized loss	(31,323,597)	(145,261,926)
Net change in unrealized appreciation (depreciation)	191,571,322	92,001,260
Net increase in net assets resulting from operations	295,747,185	218,871,947
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(166,688,518)(b)	(310,046,633)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(49,193,881)	(860,444,926)
NET ASSETS
Total increase (decrease) in net assets	79,864,786	(951,619,612)
Beginning of period	4,070,957,186	5,022,576,798
End of period	$4,150,821,972	$4,070,957,186

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
11
2024 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares International Select Dividend ETF
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20
Net asset value, beginning of period	$27.83	$28.14	$30.17	$32.41	$24.14	$31.59
Net investment income(a)	0.94	1.66	2.06 (b)	1.95 (b)	1.35	1.83
Net realized and unrealized gain (loss)(c)	1.09	(0.13)	(2.25)	(2.48)	8.19	(7.10)
Net increase (decrease) from investment operations	2.03	1.53	(0.19)	(0.53)	9.54	(5.27)
Distributions from net investment income(d)	(1.15)(e)	(1.84)	(1.84)	(1.71)	(1.27)	(2.18)
Net asset value, end of period	$28.71	$27.83	$28.14	$30.17	$32.41	$24.14
Total Return(f)
Based on net asset value	7.35%(g)	6.00%	(0.06)%(b)	(1.76)%(b)	40.57%	(17.15)%
Ratios to Average Net Assets(h)
Total expenses	0.50%(i)	0.49%	0.51%	0.54%	0.49%	0.49%
Total expenses after fees waived	0.50%(i)	0.49%	0.51%	0.54%	0.49%	0.49%
Total expenses excluding professional fees for foreign withholding tax claims	0.49%(i)	0.49%	0.49%	0.49%	N/A	N/A
Net investment income	6.39%(i)	6.17%	7.58%(b)	6.12%(b)	4.87%	6.06%
Supplemental Data
Net assets, end of period (000)	$4,150,822	$4,070,957	$5,022,577	$4,609,687	$4,329,942	$3,421,123
Portfolio turnover rate(j)	4%	48%	29%	36%	86%	12%
(a) Based on average shares outstanding.
(b) Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended April 30, 2023 and April 30,2022 respectively:
• Net investment income per share by $0.04 and $0.13.
• Total return by 0.13% and 0.39%.
• Ratio of net investment income to average net assets by 0.15% and 0.41%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
12

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
International Select Dividend	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: The Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests.  These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2024, if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft:The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
13
2024 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund's investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
• Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Notes to Financial Statements
14

Notes to Financial Statements (unaudited) (continued)
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
International Select Dividend
Barclays Capital, Inc.	$876,849	$(876,849)	$—	$—
BNP Paribas SA	208,515	(208,515)	—	—
Goldman Sachs & Co. LLC	2,507,788	(2,507,788)	—	—
J.P. Morgan Securities LLC	1,617,085	(1,617,085)	—	—
UBS AG	6,137,943	(6,137,943)	—	—
	$11,348,180	$(11,348,180)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of  Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal
15
2024 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return swaps are entered into by the Fund to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparty are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
Notes to Financial Statements
16

Notes to Financial Statements (unaudited) (continued)
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $12 billion	0.5000%
Over $12 billion, up to and including $18 billion	0.4750
Over $18 billion, up to and including $24 billion	0.4513
Over $24 billion, up to and including $30 billion	0.4287
Over $30 billion	0.4073
Expense Waivers: BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). BFA has elected to implement a voluntary fee waiver for the Fund in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.
For the six months ended October 31, 2024, there were no fees waived by BFA pursuant to this arrangement.
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended October 31, 2024, the Fund paid BTC $205,924 for securities lending agent services.
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
17
2024 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended October 31, 2024, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
International Select Dividend	$1,349,878	$—	$—
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended October 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
International Select Dividend	$154,821,766	$170,926,132
For the six months ended October 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
International Select Dividend	$14,756,098	$59,958,185
8. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of April 30, 2024, the Fund had non-expiring capital loss carryforwards of $1,338,068,550 available to offset future realized capital gains.
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International Select Dividend	$4,103,373,726	$433,725,003	$(387,533,697)	$46,191,306
9. LINE OF CREDIT
The Fund, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b)
Notes to Financial Statements
18

Notes to Financial Statements (unaudited) (continued)
the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended October 31, 2024, the Fund did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and
19
2024 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 10/31/24		Year Ended 04/30/24
iShares ETF	Shares	Amount	Shares	Amount
International Select Dividend
Shares sold	600,000	$17,702,003	800,000	$21,685,544
Shares redeemed	(2,300,000)	(66,895,884)	(33,000,000)	(882,130,470)
	(1,700,000)	$(49,193,881)	(32,200,000)	$(860,444,926)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of October 31, 2024 and have not been recorded in the applicable Fund's net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund's NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service ("IRS") has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years' withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
Notes to Financial Statements
20

Notes to Financial Statements (unaudited) (continued)
The Fund is seeking a closing agreement with the Internal Revenue Service ("IRS") to address any prior years' U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund  paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The  Fund,has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statement of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
21
2024 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
22

Board Review and Approval of Investment Advisory Contract
iShares International Select Dividend ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.  The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
23
2024 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.  The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by
Board Review and Approval of Investment Advisory Contract
24

Board Review and Approval of Investment Advisory Contract (continued)
BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
25
2024 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in this Report

Portfolio Abbreviation
NVS	Non-Voting Shares
Glossary of Terms Used in this Report
26

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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

October 31, 2024

2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares Global Clean Energy ETF | ICLN | NASDAQ

2

Schedule of Investments (unaudited)
October 31, 2024
iShares® Global Clean Energy ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Austria — 1.2%
Verbund AG	265,171	$21,837,947
Brazil — 8.2%
AES Brasil Energia SA	2,007,364	2,816,123
Auren Energia SA	2,725,696	4,832,878
Centrais Eletricas Brasileiras SA	6,420,129	42,168,572
CPFL Energia SA	1,715,950	9,727,150
Energisa SA	2,741,716	20,464,814
Engie Brasil Energia SA	2,363,995	16,958,410
Equatorial Energia SA	9,629,475	53,503,561
Neoenergia SA	1,825,377	6,031,016
		156,502,524
Canada — 4.1%
Boralex Inc., Class A	579,209	13,923,313
Brookfield Renewable Corp., Class A	697,809	21,365,029
Canadian Solar Inc.(a)(b)	441,593	6,288,284
Innergex Renewable Energy Inc.	1,276,250	8,359,536
Northland Power Inc.	1,807,544	27,469,840
		77,406,002
Cayman Islands — 0.5%
Central New Energy Holding Group Ltd.(a)(b)	9,651,000	10,018,339
Chile — 0.9%
Enel Americas SA	86,196,397	8,067,098
Enel Chile SA	173,544,746	9,209,557
		17,276,655
China — 12.0%
CECEP Solar Energy Co. Ltd., Class A	2,943,700	2,142,297
CECEP Wind-Power Corp., Class A	4,870,220	2,280,409
China Conch Venture Holdings Ltd.	13,373,500	12,387,921
China Datang Corp. Renewable Power Co. Ltd., Class H(b)	21,864,000	6,292,420
China Green Electricity Investment of Tianjin Co. Ltd., Class A	1,121,900	1,565,470
China Three Gorges Renewables Group Co. Ltd., Class A	21,520,996	14,374,520
China Yangtze Power Co. Ltd., Class A	18,353,630	71,079,564
Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd., Class A	1,437,300	1,480,327
Dajin Heavy Industry Co. Ltd., Class A	480,900	1,595,589
GCL System Integration Technology Co. Ltd., Class A(a)	4,400,100	1,670,471
Ginlong Technologies Co. Ltd., Class A	300,650	3,049,406
Goldwind Science & Technology Co. Ltd., Class H	7,270,800	6,176,229
GoodWe Technologies Co. Ltd., Class A, NVS	179,051	1,336,139
Hoymiles Power Electronics Inc., Class A, NVS	95,940	1,945,950
Huaneng Lancang River Hydropower Inc., Class A	6,699,757	9,169,037
JA Solar Technology Co. Ltd., Class A	2,489,152	6,767,273
Jinko Solar Co. Ltd., Class A	7,433,848	9,899,341
LONGi Green Energy Technology Co. Ltd., Class A	5,794,400	16,079,625
Ming Yang Smart Energy Group Ltd., Class A	1,706,900	2,884,446
NYOCOR Co. Ltd., Class A	1,490,300	1,194,463
Risen Energy Co. Ltd., Class A	856,700	1,732,323
Sany Renewable Energy Co. Ltd., Class A	456,091	1,881,856
Shanghai Aiko Solar Energy Co. Ltd., Class A(a)	1,376,400	2,476,811
Sichuan Chuantou Energy Co. Ltd., Class A	3,666,300	8,619,944
Sungrow Power Supply Co. Ltd., Class A	1,555,300	19,806,788
Suzhou Maxwell Technologies Co. Ltd., Class A	214,400	3,494,292
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	3,039,700	5,415,025
Security	Shares	Value
China (continued)
Titan Wind Energy Suzhou Co. Ltd., Class A	1,352,400	$1,738,077
Trina Solar Co. Ltd., Class A	1,635,426	5,755,030
Wuxi Autowell Technology Co. Ltd., Class A	239,746	1,819,270
Zhejiang Akcome New Energy Technology Co. Ltd.(c)	4,087,000	6
Zhejiang Provincial New Energy Investment Group Co. Ltd., Class A	1,380,100	1,577,641
		227,687,960
Denmark — 8.6%
Orsted A/S(a)(b)(d)	1,002,233	58,988,035
Vestas Wind Systems A/S(a)	5,506,431	104,937,855
		163,925,890
France — 1.2%
Neoen SA(d)	544,053	23,406,957
Germany — 1.5%
Encavis AG(a)	515,913	9,657,148
Nordex SE(a)(b)	1,171,082	16,688,550
SMA Solar Technology AG(b)	170,180	2,977,864
		29,323,562
India — 6.0%
Inox Wind Ltd.(a)	4,860,255	12,838,781
NHPC Ltd., NVS	29,171,976	28,561,185
PTC India Ltd.	2,197,058	4,734,833
SJVN Ltd.	6,648,490	8,889,752
Suzlon Energy Ltd.(a)	75,741,037	60,061,914
		115,086,465
Indonesia — 1.4%
Barito Renewables Energy Tbk PT	60,653,800	26,278,805
Israel — 0.5%
Enlight Renewable Energy Ltd.(a)(b)	628,076	9,971,511
Italy — 0.6%
ERG SpA	490,548	11,016,674
Japan — 4.0%
Chubu Electric Power Co. Inc.	6,340,100	72,880,449
RENOVA Inc.(a)(b)	410,600	2,326,678
		75,207,127
New Zealand — 0.9%
Contact Energy Ltd.	1,478,042	7,588,627
Meridian Energy Ltd.	2,752,048	9,773,541
		17,362,168
Norway — 0.3%
NEL ASA(a)(b)	15,678,757	6,065,559
Portugal — 5.2%
EDP Renovaveis SA	1,836,225	24,887,468
EDP SA	19,047,475	74,987,935
		99,875,403
South Korea — 1.4%
CS Wind Corp.	225,946	9,511,597
Doosan Fuel Cell Co. Ltd.(a)(b)	394,932	4,948,906
Hanwha Solutions Corp.	749,732	11,513,159
		25,973,662
Spain — 7.0%
Corp. ACCIONA Energias Renovables SA	335,765	6,950,884
Iberdrola SA	8,000,159	118,838,617
Solaria Energia y Medio Ambiente SA(a)(b)	763,370	8,007,016
		133,796,517
3
2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Global Clean Energy ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland — 0.9%
BKW AG	98,586	$17,321,553
Taiwan — 0.8%
Century Iron & Steel Industrial Co. Ltd.	1,783,000	11,338,666
TSEC Corp.	4,834,235	3,216,162
		14,554,828
Turkey — 0.4%
Akfen Yenilenebilir Enerji A/S, NVS(a)	3,151,416	1,612,267
CW Enerji Muhendislik Ticaret VE Sanayi A/S, NVS	267,519	1,431,869
Galata Wind Enerji AS	1,522,648	1,106,060
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS, NVS(a)	1,497,153	1,712,780
Zorlu Enerji Elektrik Uretim AS(a)	18,160,998	2,205,898
		8,068,874
United Kingdom — 6.2%
ReNew Energy Global PLC, Class A(a)(b)	642,848	3,638,520
SSE PLC	5,027,530	114,242,549
		117,881,069
United States — 23.6%
Altus Power Inc., Class A(a)(b)	541,364	1,862,292
Array Technologies Inc.(a)(b)	1,341,535	8,760,224
Avangrid Inc.	488,200	17,433,622
Clearway Energy Inc., Class C	774,982	21,993,989
Enphase Energy Inc.(a)(b)	1,269,692	105,435,224
First Solar Inc.(a)(b)	711,390	138,351,127
NEXTracker Inc., Class A(a)(b)	1,344,845	53,551,728
Ormat Technologies Inc.(b)	504,434	39,860,375
Plug Power Inc.(a)(b)	7,688,973	15,070,387
REX American Resources Corp.(a)(b)	144,759	6,475,070
Shoals Technologies Group Inc., Class A(a)(b)	1,581,937	8,558,279
SolarEdge Technologies Inc.(a)(b)	538,572	9,188,038
Sunrun Inc.(a)(b)	1,569,126	22,673,871
		449,214,226
Total Common Stocks — 97.4% (Cost: $2,398,387,507)		1,855,060,277
Security	Shares	Value
Preferred Stocks
Brazil — 2.0%
Cia Energetica de Minas Gerais, Preference Shares, NVS	13,380,425	$26,316,910
Cia Paranaense de Energia - Copel, Preference Shares, NVS	7,284,040	12,360,780
		38,677,690
Total Preferred Stocks — 2.0% (Cost: $35,724,928)		38,677,690
Total Long-Term Investments — 99.4% (Cost: $2,434,112,435)		1,893,737,967
Short-Term Securities
Money Market Funds — 8.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(e)(f)(g)	170,035,531	170,154,556
Total Short-Term Securities — 8.9% (Cost: $170,023,409)		170,154,556
Total Investments — 108.3% (Cost: $2,604,135,844)		2,063,892,523
Liabilities in Excess of Other Assets — (8.3)%		(158,699,602)
Net Assets — 100.0%		$1,905,192,921

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$163,231,108	$6,867,182 (a)	$—	$27,520	$28,746	$170,154,556	170,035,531	$597,560 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	6,500,000	—	(6,500,000)(a)	—	—	—	—	94,444	—
				$27,520	$28,746	$170,154,556		$692,004	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

4

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Global Clean Energy ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	22	12/20/24	$6,312	$(53,712)
Euro STOXX 50 Index	81	12/20/24	4,262	(88,715)
MSCI Emerging Markets Index	82	12/20/24	4,619	(42,025)
				$(184,452)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$184,452	$—	$—	$—	$184,452

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$1,223,090	$—	$—	$—	$1,223,090
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(199,489)	$—	$—	$—	$(199,489)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$12,727,379
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$815,693,080	$1,039,367,191	$6	$1,855,060,277
Preferred Stocks	38,677,690	—	—	38,677,690
5
2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Global Clean Energy ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$170,154,556	$—	$—	$170,154,556
	$1,024,525,326	$1,039,367,191	$6	$2,063,892,523
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(95,737)	$(88,715)	$—	$(184,452)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

6

Statement of Assets and Liabilities (unaudited)
October 31, 2024

iShares Global Clean Energy ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$1,893,737,967
Investments, at value—affiliated(c)	170,154,556
Cash	1,959,928
Cash pledged for futures contracts	352,000
Foreign currency collateral pledged for futures contracts(d)	233,866
Foreign currency, at value(e)	1,549,274
Receivables:
Investments sold	1,537,892
Securities lending income—affiliated	130,326
Dividends—unaffiliated	6,283,612
Dividends—affiliated	25,329
Tax reclaims	2,500,865
Variation margin on futures contracts	725,575
Total assets	2,079,191,190
LIABILITIES
Collateral on securities loaned, at value	170,085,286
Payables:
Capital shares redeemed	2,361,880
Investment advisory fees	675,837
Due to custodian	875,266
Total liabilities	173,998,269
Commitments and contingent liabilities
NET ASSETS	$1,905,192,921
NET ASSETS CONSIST OF
Paid-in capital	$4,782,602,795
Accumulated loss	(2,877,409,874)
NET ASSETS	$1,905,192,921
NET ASSET VALUE
Shares outstanding	145,400,000
Net asset value	$13.10
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$2,434,112,435
(b) Securities loaned, at value	$165,228,885
(c) Investments, at cost—affiliated	$170,023,409
(d) Foreign currency collateral pledged, at cost	$235,632
(e) Foreign currency, at cost	$1,548,817
See notes to financial statements.
7
2024 iShares Semi-Annual Financial Statements and Additional Information

Statement of Operations (unaudited)
Six Months Ended October 31, 2024

iShares Global Clean Energy ETF
INVESTMENT INCOME
Dividends—unaffiliated	$25,702,274
Dividends—affiliated	94,444
Interest—unaffiliated	31,850
Securities lending income—affiliated—net	597,560
Non-cash dividends—unaffiliated	4,589,753
Foreign taxes withheld	(2,350,337)
Total investment income	28,665,544
EXPENSES
Investment advisory	4,327,672
Commitment costs	13,394
Interest expense	338
Total expenses	4,341,404
Net investment income	24,324,140
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(161,808,633)
Investments—affiliated	27,520
Foreign currency transactions	(929,641)
Futures contracts	1,223,090
In-kind redemptions—unaffiliated(a)	5,519,489
(155,968,175)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	131,677,892
Investments—affiliated	28,746
Foreign currency translations	(269,931)
Futures contracts	(199,489)
131,237,218
Net realized and unrealized loss	(24,730,957)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(406,817)
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statement of Operations
8

Statements of Changes in Net Assets

	iShares Global Clean Energy ETF
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$24,324,140	$40,577,392
Net realized loss	(155,968,175)	(675,702,445)
Net change in unrealized appreciation (depreciation)	131,237,218	(495,885,239)
Net decrease in net assets resulting from operations	(406,817)	(1,131,010,292)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(15,656,877)(b)	(53,312,071)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(244,196,090)	(1,223,329,030)
NET ASSETS
Total decrease in net assets	(260,259,784)	(2,407,651,393)
Beginning of period	2,165,452,705	4,573,104,098
End of period	$1,905,192,921	$2,165,452,705

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
9
2024 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares Global Clean Energy ETF
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period From 04/01/21 to 04/30/21	Year Ended 03/31/21	Year Ended 03/31/20
Net asset value, beginning of period	$13.24	$18.73	$18.88	$23.19	$24.07	$9.62	$9.75
Net investment income(a)	0.16	0.20	0.18	0.23	0.06	0.13	0.11
Net realized and unrealized gain (loss)(b)	(0.20)	(5.44)	(0.15)	(4.29)	(0.94)	14.42	(0.08)
Net increase (decrease) from investment operations	(0.04)	(5.24)	0.03	(4.06)	(0.88)	14.55	0.03
Distributions from net investment income(c)	(0.10)(d)	(0.25)	(0.18)	(0.25)	—	(0.10)	(0.16)
Net asset value, end of period	$13.10	$13.24	$18.73	$18.88	$23.19	$24.07	$9.62
Total Return(e)
Based on net asset value	(0.42)%(f)	(28.22)%	0.04%	(17.64)%	(3.66)%(f)	151.73%	0.12%
Ratios to Average Net Assets (g)
Total expenses	0.39%(h)	0.41%	0.41%	0.40%	0.41%(h)	0.42%	0.46%
Net investment income	2.21%(h)	1.26%	0.90%	1.07%	3.07%(h)	0.57%	1.01%
Supplemental Data
Net assets, end of period (000)	$1,905,193	$2,165,453	$4,573,104	$4,983,596	$5,855,954	$5,642,271	$499,227
Portfolio turnover rate(i)	22%	42%	51%	52%	54%	31%	37%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
10

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
Global Clean Energy	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: The Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests.  These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2024, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft:The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
11
2024 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund's investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The
Notes to Financial Statements
12

Notes to Financial Statements (unaudited) (continued)
market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Global Clean Energy
Barclays Bank PLC	$2,914,575	$(2,914,575)	$—	$—
Barclays Capital, Inc.	7,591,790	(7,591,790)	—	—
BNP Paribas Prime Brokerage International Ltd.	3,365,158	(3,365,158)	—	—
BofA Securities, Inc.	3,679,915	(3,679,915)	—	—
Citigroup Global Markets, Inc.	32,527,979	(32,527,979)	—	—
Goldman Sachs & Co. LLC	13,561,679	(13,561,679)	—	—
HSBC Bank PLC	381,532	(381,532)	—	—
J.P. Morgan Securities LLC	18,348,285	(18,348,285)	—	—
Jefferies LLC	1,738,295	(1,738,295)	—	—
Macquarie Bank Ltd.	945,675	(945,675)	—	—
Morgan Stanley	67,454,616	(67,454,616)	—	—
National Financial Services LLC	377,089	(377,089)	—	—
Natixis SA	108,106	(108,106)	—	—
SG Americas Securities LLC	74,712	(74,712)	—	—
State Street Bank & Trust Co.	833,463	(833,463)	—	—
UBS AG	10,472,070	(10,472,070)	—	—
UBS Securities LLC	145,150	(145,150)	—	—
Virtu Americas LLC	290,686	(239,169)	—	51,517(b)
Wells Fargo Bank N.A.	418,110	(344,010)	—	74,100(b)
	$165,228,885	$(165,103,268)	$—	$125,617

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of October 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
13
2024 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of  Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $10 billion	0.4800%
Over $10 billion, up to and including $20 billion	0.4300
Over $20 billion, up to and including $30 billion	0.3800
Over $30 billion, up to and including $40 billion	0.3420
Over $40 billion	0.3078
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended October 31, 2024, the Fund paid BTC $166,683 for securities lending agent services.
Notes to Financial Statements
14

Notes to Financial Statements (unaudited) (continued)
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended October 31, 2024, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Global Clean Energy	$210,877	$461,337	$24,311
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended October 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Global Clean Energy	$466,430,343	$514,503,924
For the six months ended October 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Global Clean Energy	$46,910,554	$236,453,593
8. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of April 30, 2024, the Fund had non-expiring capital loss carryforwards of $2,158,580,223 available to offset future realized capital gains.
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Clean Energy	$2,640,987,891	$204,246,036	$(781,525,856)	$(577,279,820)
9. LINE OF CREDIT
The Fund, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b)
15
2024 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended October 31, 2024, the Fund did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
Notes to Financial Statements
16

Notes to Financial Statements (unaudited) (continued)
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 10/31/24		Year Ended 04/30/24
iShares ETF	Shares	Amount	Shares	Amount
Global Clean Energy
Shares sold	5,300,000	$76,605,327	4,900,000	$73,371,339
Shares redeemed	(23,400,000)	(320,801,417)	(85,600,000)	(1,296,700,369)
	(18,100,000)	$(244,196,090)	(80,700,000)	$(1,223,329,030)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
17
2024 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
18

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
19
2024 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares Global Clean Energy ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
Board Review and Approval of Investment Advisory Contract
20

Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.  The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by
21
2024 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
22

Glossary of Terms Used in this Report

Portfolio Abbreviation
NVS	Non-Voting Shares
S&P	Standard & Poor's
23
2024 iShares Semi-Annual Financial Statements and Additional Information

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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

October 31, 2024

2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares Environmentally Aware Real Estate ETF | ERET | NASDAQ
• iShares Global REIT ETF | REET | NYSE Arca
• iShares International Developed Real Estate ETF | IFGL | NASDAQ

Schedule of Investments (unaudited)
October 31, 2024
iShares® Environmentally Aware Real Estate ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Data Center REITs — 6.8%
Digital Core REIT Management Pte. Ltd.	3,900	$2,422
Digital Realty Trust Inc.	1,527	272,157
Equinix Inc.	425	385,934
Keppel DC REIT	4,800	8,268
		668,781
Diversified Real Estate Activities — 4.5%
Allreal Holding AG, Registered	73	12,989
City Developments Ltd.	2,500	9,798
Heiwa Real Estate Co. Ltd.	100	2,747
Mitsubishi Estate Co. Ltd.	6,200	91,686
Mitsui Fudosan Co. Ltd.	14,700	125,425
New World Development Co. Ltd.	10,000	10,050
Nomura Real Estate Holdings Inc.	600	14,772
Peach Property Group AG(a)	94	893
Sumitomo Realty & Development Co. Ltd.	2,200	65,260
Sun Hung Kai Properties Ltd.	7,715	83,538
Tokyo Tatemono Co. Ltd.	1,000	16,330
UOL Group Ltd.	2,700	10,910
		444,398
Diversified REITs — 6.0%
Abrdn Property Income Trust Ltd.	1,956	1,536
Activia Properties Inc.	4	8,531
AEW U.K. REIT PLC	813	1,013
Alexander & Baldwin Inc.	341	6,348
American Assets Trust Inc.	280	7,546
Argosy Property Ltd.	4,323	2,803
Armada Hoffler Properties Inc.	397	4,299
Balanced Commercial Property Trust Ltd.	2,946	3,628
British Land Co. PLC (The)	7,332	37,730
Broadstone Net Lease Inc.	875	15,391
Charter Hall Long Wale REIT	3,326	8,473
Covivio SA/France	327	18,603
Cromwell European Real Estate Investment Trust	1,800	3,156
Custodian Property Income REIT PLC	2,010	2,025
Daiwa House REIT Investment Corp.	12	18,278
Empire State Realty Trust Inc., Class A(b)	1,201	12,730
Essential Properties Realty Trust Inc.	782	24,781
Global Net Lease Inc.	986	7,681
GPT Group (The)	10,761	33,339
Growthpoint Properties Australia Ltd.	1,478	2,557
H&R Real Estate Investment Trust	1,347	10,226
Hankyu Hanshin REIT Inc.	5	3,957
Heiwa Real Estate REIT Inc.	5	3,995
Hulic REIT Inc.	5	4,330
ICADE	165	4,316
KDX Realty Investment Corp.	21	19,976
Land Securities Group PLC	4,532	35,199
LondonMetric Property PLC	10,111	25,274
Merlin Properties SOCIMI SA	2,705	30,183
Mirai Corp.	9	2,359
Mirvac Group	21,029	29,397
Mori Trust REIT Inc.	15	6,060
Nippon REIT Investment Corp.	2	4,138
Nomura Real Estate Master Fund Inc.	22	20,768
NTT UD REIT Investment Corp.	7	5,019
OUE REIT	12,600	2,739
Picton Property Income Ltd.	2,436	2,179
Schroder REIT Ltd.	3,483	2,262
Sekisui House REIT Inc.	24	11,412
SK REITs Co. Ltd.	866	2,905
Security	Shares	Value
Diversified REITs (continued)
Star Asia Investment Corp.	12	$4,009
Stockland	12,719	43,011
Stride Property Group	2,178	1,803
Sunlight REIT	4,000	961
Suntec REIT(b)	11,000	9,873
Takara Leben Real Estate Investment Corp.	5	2,786
Tokyu REIT Inc.	5	5,076
United Urban Investment Corp.	17	15,245
WP Carey Inc.	1,094	60,958
		590,864
Health Care Facilities — 0.2%
Chartwell Retirement Residences	1,341	15,073
Health Care REITs — 9.5%
Aedifica SA	230	14,848
Alexandria Real Estate Equities Inc.	1,068	119,135
Assura PLC	13,152	6,857
Care Reit PLC, Class B	1,951	2,182
CareTrust REIT Inc.	661	21,595
Cofinimmo SA	184	11,618
Health Care & Medical Investment Corp.	1	717
Healthcare Realty Trust Inc., Class A	1,778	30,546
HealthCo REIT	1,419	1,071
Healthpeak Properties Inc.	3,541	79,496
Life Science Reit PLC	2,822	1,521
LTC Properties Inc.	201	7,678
Medical Properties Trust Inc.	2,307	10,681
National Health Investors Inc.	204	15,637
NorthWest Healthcare Properties REIT	829	3,066
Omega Healthcare Investors Inc.	1,158	49,180
Parkway Life REIT(b)	1,300	3,708
Primary Health Properties PLC	5,893	7,265
Sabra Health Care REIT Inc.	1,056	20,486
Target Healthcare REIT PLC	2,807	3,283
Ventas Inc.	1,865	122,139
Welltower Inc.	2,940	396,547
		929,256
Hotel & Resort REITs — 2.4%
Apple Hospitality REIT Inc.	1,134	16,749
CapitaLand Ascott Trust	13,080	8,925
CDL Hospitality Trusts	6,500	4,406
DiamondRock Hospitality Co.	1,023	8,767
Far East Hospitality Trust	2,700	1,263
Hoshino Resorts REIT Inc.	4	6,072
Host Hotels & Resorts Inc.	4,362	75,201
Hotel Property Investments Ltd.	979	2,263
Invincible Investment Corp.	38	15,478
Japan Hotel REIT Investment Corp.	25	11,527
Park Hotels & Resorts Inc.	1,079	14,987
Pebblebrook Hotel Trust(b)	628	7,523
RLJ Lodging Trust	816	7,222
Ryman Hospitality Properties Inc.	261	27,940
Service Properties Trust	687	2,198
Summit Hotel Properties Inc.	465	2,846
Sunstone Hotel Investors Inc.	1,074	10,837
Xenia Hotels & Resorts Inc.	521	7,383
		231,587
Industrial REITs — 13.9%
Advance Logistics Investment Corp.(a)	4	3,121
AIMS APAC REIT	3,847	3,686
Americold Realty Trust Inc.	1,379	35,413

2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Environmentally Aware Real Estate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrial REITs (continued)
ARGAN SA, NVS	66	$4,900
CapitaLand Ascendas REIT	16,800	34,045
Centuria Industrial REIT	2,527	5,047
CRE Logistics REIT Inc.	4	3,659
Dexus Industria REIT	870	1,539
Dream Industrial REIT	1,362	12,932
EastGroup Properties Inc.	255	43,676
ESR Kendall Square REIT Co. Ltd.	882	3,185
ESR-LOGOS REIT	34,000	7,209
First Industrial Realty Trust Inc.	704	36,953
Frasers Logistics & Commercial Trust	16,500	13,297
GLP J-REIT	26	22,862
Goodman Group	8,720	208,227
Goodman Property Trust	4,731	5,964
Granite Real Estate Investment Trust	339	18,499
Industrial & Infrastructure Fund Investment Corp.	11	8,308
Innovative Industrial Properties Inc.	120	15,503
Japan Logistics Fund Inc.	5	8,959
LaSalle Logiport REIT	11	10,467
LXP Industrial Trust	1,785	16,850
Mapletree Industrial Trust	8,100	14,626
Mapletree Logistics Trust	20,500	20,447
Mitsubishi Estate Logistics REIT Investment Corp.	3	6,999
Mitsui Fudosan Logistics Park Inc.	12	7,990
Montea NV	122	8,934
Nippon Prologis REIT Inc.	15	24,133
Prologis Inc.	4,430	500,324
Rexford Industrial Realty Inc.	1,092	46,836
Segro PLC	8,159	82,670
SOSiLA Logistics REIT Inc.	4	2,886
STAG Industrial Inc.	971	36,199
Terreno Realty Corp.	499	29,915
Tritax Big Box REIT PLC	14,053	25,568
Urban Logistics REIT PLC	2,842	4,317
Warehouse REIT PLC	1,527	1,700
Warehouses De Pauw CVA	1,015	24,156
		1,362,001
Multi-Family Residential REITs — 9.1%
Advance Residence Investment Corp.	7	14,067
Apartment Investment & Management Co., Class A(a)	804	6,786
AvalonBay Communities Inc.	841	186,374
Boardwalk REIT	213	11,060
Camden Property Trust	571	66,116
Canadian Apartment Properties REIT	874	29,120
Care Property Invest NV	152	2,064
Centerspace	84	5,851
Comforia Residential REIT Inc.	4	7,839
Daiwa Securities Living Investments Corp.	11	6,616
Elme Communities	607	10,240
Empiric Student Property PLC	3,267	3,981
Equity Residential	2,234	157,207
Essex Property Trust Inc.	357	101,338
Home Invest Belgium SA, NVS	53	983
Independence Realty Trust Inc.	1,206	23,662
Ingenia Communities Group	2,023	6,381
InterRent REIT	732	5,988
Irish Residential Properties REIT PLC	2,940	2,782
Killam Apartment REIT	601	8,072
Mid-America Apartment Communities Inc.	633	95,798
NexPoint Residential Trust Inc.	113	4,706
Nippon Accommodations Fund Inc.	3	12,014
Samty Residential Investment Corp.	3	1,853
Security	Shares	Value
Multi-Family Residential REITs (continued)
Starts Proceed Investment Corp.	1	$1,145
Triple Point Social Housing REIT PLC(c)	1,630	1,354
UDR Inc.	1,873	79,022
UNITE Group PLC (The)	2,376	26,875
Veris Residential Inc.	568	9,355
Xior Student Housing NV	204	6,853
		895,502
Office REITs — 7.0%
Abacus Group	2,336	1,856
Allied Properties REIT	709	9,354
Brandywine Realty Trust	1,147	5,815
BXP Inc.	1,252	100,861
Centuria Office REIT	2,745	2,151
Champion REIT	17,000	3,977
CLS Holdings PLC	916	1,095
COPT Defense Properties	453	14,586
Cousins Properties Inc.	1,386	42,453
Cromwell Property Group	6,291	1,713
Daiwa Office Investment Corp.	3	5,924
Derwent London PLC	903	25,500
Dexus	5,484	25,738
Douglas Emmett Inc.	848	15,086
Easterly Government Properties Inc., Class A	545	7,390
Gecina SA	439	46,915
Global One Real Estate Investment Corp.	6	3,866
Great Portland Estates PLC	3,059	12,366
Helical PLC	1,040	2,677
Highwoods Properties Inc.	650	21,801
Hudson Pacific Properties Inc.	1,255	5,422
Ichigo Office REIT Investment Corp.	5	2,567
Inmobiliaria Colonial SOCIMI SA	2,669	16,177
Japan Excellent Inc.	8	6,187
Japan Prime Realty Investment Corp.	5	10,985
Japan Real Estate Investment Corp.	8	29,100
JBG SMITH Properties	592	10,064
JR Global REIT	955	2,153
Keppel REIT	19,300	13,097
Kilroy Realty Corp.	876	35,233
Mori Hills REIT Investment Corp.	11	9,156
Nippon Building Fund Inc.	40	34,356
NSI NV	170	3,661
One REIT Inc.	1	1,536
Orix JREIT Inc.	14	14,452
Paramount Group Inc.	1,701	8,250
Piedmont Office Realty Trust Inc., Class A	1,132	11,252
Precinct Properties Group	7,476	5,630
Prosperity REIT	9,000	1,503
Regional REIT Ltd.(c)	787	1,301
Sankei Real Estate Inc.	3	1,559
Shinhan Alpha REIT Co. Ltd.	805	3,374
SL Green Realty Corp.	579	43,778
Vornado Realty Trust	1,537	63,647
Workspace Group PLC	833	5,940
		691,504
Other Specialized REITs — 4.5%
Arena REIT	1,626	4,276
Charter Hall Social Infrastructure REIT	1,579	2,691
EPR Properties	335	15,199
Four Corners Property Trust Inc.	363	10,004
Gaming and Leisure Properties Inc.	1,261	63,290
Iron Mountain Inc.	1,138	140,805
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Environmentally Aware Real Estate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Other Specialized REITs (continued)
Safehold Inc.	374	$7,959
VICI Properties Inc., Class A	6,133	194,784
		439,008
Real Estate Development — 0.2%
Lifestyle Communities Ltd.	549	3,095
Sino Land Co. Ltd.	20,000	20,015
		23,110
Real Estate Operating Companies — 7.5%
Abrdn European Logistics Income PLC(c)	3,605	2,694
Aeon Mall Co. Ltd.	400	5,297
Amot Investments Ltd.	1,170	5,692
Aroundtown SA(a)	3,567	10,621
Atrium Ljungberg AB, Class B	361	7,242
Azrieli Group Ltd.	275	20,994
CA Immobilien Anlagen AG(b)	242	5,854
CapitaLand Investment Ltd./Singapore	12,300	25,985
Castellum AB(a)	2,863	35,853
Catena AB	264	12,101
Cibus Nordic Real Estate AB publ	262	4,231
Citycon OYJ	740	2,866
Corem Property Group AB, Class B	2,706	1,827
Deutsche EuroShop AG	94	2,086
Deutsche Wohnen SE	276	7,051
Dios Fastigheter AB	627	4,677
Entra ASA(a)(c)	476	5,046
Fabege AB	2,235	17,824
Fastighets AB Balder, Class B(a)	3,568	27,757
FastPartner AB, Class A	311	2,073
Grainger PLC	4,921	14,459
Grand City Properties SA(a)	348	4,613
Hongkong Land Holdings Ltd.	6,500	27,869
Hufvudstaden AB, Class A	995	11,760
Hulic Co. Ltd.	2,200	20,373
Hysan Development Co. Ltd.	4,000	6,488
Intershop Holding AG	27	3,798
Kennedy-Wilson Holdings Inc.	670	7,162
Kojamo OYJ(a)	1,014	9,982
LEG Immobilien SE	401	37,881
Melisron Ltd.	126	9,986
Mobimo Holding AG, Registered	35	10,842
NP3 Fastigheter AB	138	3,212
Nyfosa AB	1,031	10,430
Pandox AB, Class B	528	9,178
Platzer Fastigheter Holding AB, Class B	498	4,214
PSP Swiss Property AG, Registered	229	32,520
Sagax AB, Class B	1,424	34,317
Samhallsbyggnadsbolaget i Norden AB	5,264	2,798
Sirius Real Estate Ltd.	7,363	8,478
StorageVault Canada Inc., NVS	1,233	3,604
Swire Properties Ltd.	6,000	12,211
Swiss Prime Site AG, Registered	384	41,657
TAG Immobilien AG(a)	819	13,615
VGP NV	54	4,541
Vonovia SE	3,808	124,848
Wallenstam AB, Class B	1,893	8,953
Wharf Real Estate Investment Co. Ltd.	10,000	30,066
Wihlborgs Fastigheter AB	1,512	15,894
		733,520
Retail REITs — 18.0%
Acadia Realty Trust	497	12,174
AEON REIT Investment Corp.	9	7,522
Security	Shares	Value
Retail REITs (continued)
Agree Realty Corp.	465	$34,526
Ascencio	18	905
Brixmor Property Group Inc.	1,388	37,407
BWP Trust	2,619	5,916
CapitaLand Integrated Commercial Trust	37,379	56,789
Carmila SA	341	6,421
Charter Hall Retail REIT	2,379	5,267
Choice Properties REIT	1,290	13,138
Crombie REIT	465	4,986
Curbline Properties Corp.(a)	450	10,183
Eurocommercial Properties NV	331	8,407
Federal Realty Investment Trust	402	44,558
First Capital Real Estate Investment Trust	1,056	13,485
Fortune REIT	6,000	3,128
Frasers Centrepoint Trust	5,500	9,280
Frontier Real Estate Investment Corp.	3	7,967
Fukuoka REIT Corp.	4	3,732
Getty Realty Corp.	235	7,377
Hamborner REIT AG	370	2,615
Hammerson PLC, NVS	2,790	10,339
HomeCo Daily Needs REIT	8,267	6,556
Immobiliare Grande Distribuzione SIIQ SpA(a)	336	903
InvenTrust Properties Corp.	299	8,806
Japan Metropolitan Fund Invest	34	20,868
Kimco Realty Corp.	3,126	74,149
Kite Realty Group Trust	984	25,259
Kiwi Property Group Ltd.	6,992	3,906
Klepierre SA	1,350	43,162
Lar Espana Real Estate SOCIMI SA	316	2,825
Lendlease Global Commercial REIT	9,300	4,026
Link REIT	14,500	67,562
LOTTE REIT Co. Ltd.	426	1,038
Macerich Co. (The)	1,211	22,646
Mapletree Pan Asia Commercial Trust	15,500	15,223
Mercialys SA	541	6,383
NETSTREIT Corp.	384	5,952
NewRiver REIT PLC	2,121	2,130
NNN REIT Inc.	814	35,360
Paragon REIT	6,900	4,572
Phillips Edison & Co. Inc.	563	21,287
Prinmaris REIT	496	5,564
Realty Income Corp.	7,723	458,514
Regency Centers Corp.	859	61,367
Region RE Ltd.	5,471	7,867
Retail Estates NV	60	4,050
Retail Opportunity Investments Corp.	580	8,990
RioCan REIT	1,456	19,869
Scentre Group	26,750	61,329
Shaftesbury Capital PLC	7,114	12,485
Simon Property Group Inc.	1,750	295,960
SITE Centers Corp.	225	3,589
SmartCentres Real Estate Investment Trust	634	11,343
Starhill Global REIT	9,600	3,699
Supermarket Income REIT PLC	6,591	6,029
Tanger Inc.	823	27,348
Unibail-Rodamco-Westfield, New	665	54,379
Urban Edge Properties	556	12,365
Vastned Retail NV	81	2,172
Vicinity Ltd.	18,698	26,581
Waypoint REIT Ltd.	3,317	5,404
Wereldhave NV	413	6,365
		1,774,004

2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Environmentally Aware Real Estate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Self Storage REITs — 6.7%
Abacus Storage King	2,511	$2,068
Big Yellow Group PLC	1,312	20,436
CubeSmart	1,372	65,637
Extra Space Storage Inc.	1,247	203,635
National Storage Affiliates Trust	415	17,492
National Storage REIT	7,238	11,908
Public Storage	964	317,214
Safestore Holdings PLC	1,301	13,568
Shurgard Self Storage Ltd.	211	9,036
		660,994
Single-Family Residential REITs — 3.4%
American Homes 4 Rent, Class A	1,828	64,419
Equity LifeStyle Properties Inc.	1,000	70,120
Invitation Homes Inc.	3,327	104,501
PRS REIT PLC (The)	3,241	4,422
Sun Communities Inc.	668	88,630
Tritax EuroBox PLC(c)	5,163	4,680
		336,772
Total Common Stocks — 99.7% (Cost: $9,119,622)		9,796,374
Rights
Industrial REITs — .00%
ESR-LOGOS REIT (Expires 11/08/24, Strike Price SGD 0.31)	1,360	—
Retail REITs — .00%
LOTTE REIT Co. Ltd. (Expires 11/12/24, Strike Price KRW, 3,565.00)(a)	80	10
Total Rights — 0.0% (Cost: $—)		10
Total Long-Term Investments — 99.7% (Cost: $9,119,622)		9,796,384
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(d)(e)(f)	39,716	$39,744
Total Short -Term Investments — 0.4% (Cost: $39,738)		39,744
Total Investments — 100.1% (Cost: $9,159,360)		9,836,128
Liabilities in Excess of Other Assets — (0.1)%		(9,343)
Net Assets — 100.0%		$9,826,785

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,212	$31,487 (a)	$—	$39	$6	$39,744	39,716	$242 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	10,000	—	(10,000)(a)	—	—	—	—	201	—
				$39	$6	$39,744		$443	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Environmentally Aware Real Estate ETF

Derivative Financial Instruments Outstanding as of Period End
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$4,354	$—	$—	$—	$4,354
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$3,038	$—	$—	$—	$3,038
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$18,150
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$6,773,123	$3,023,251	$—	$9,796,374
Rights	—	10	—	10
Short-Term Securities
Money Market Funds	39,744	—	—	39,744
	$6,812,867	$3,023,261	$—	$9,836,128
See notes to financial statements.

2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
October 31, 2024
iShares® Global REIT ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.6%
Abacus Group	1,164,314	$925,315
Abacus Storage King	1,276,016	1,050,664
Arena REIT	913,056	2,401,043
BWP Trust	1,283,716	2,899,747
Centuria Industrial REIT	1,225,445	2,447,705
Centuria Office REIT	1,059,953	830,698
Charter Hall Group	1,124,155	11,092,947
Charter Hall Long Wale REIT	1,550,904	3,950,763
Charter Hall Retail REIT	1,145,290	2,535,559
Charter Hall Social Infrastructure REIT	836,486	1,425,801
Cromwell Property Group	3,189,758	868,460
Dexus	2,545,179	11,945,131
Dexus Industria REIT	484,509	856,937
Goodman Group	4,426,680	105,706,867
GPT Group (The)	4,562,678	14,135,763
Growthpoint Properties Australia Ltd.	647,520	1,120,305
HealthCo REIT	1,008,024	760,688
HomeCo Daily Needs REIT	4,101,851	3,253,102
Hotel Property Investments Ltd.	445,816	1,030,444
Mirvac Group	9,378,725	13,110,857
National Storage REIT	3,291,429	5,415,048
Region RE Ltd.	2,731,560	3,927,994
Scentre Group	12,320,730	28,247,322
Stockland	5,653,467	19,117,883
Vicinity Ltd.	8,914,093	12,672,450
Waypoint REIT Ltd.	1,619,042	2,637,884
		254,367,377
Belgium — 0.9%
Aedifica SA	112,531	7,264,746
Ascencio	12,715	639,192
Care Property Invest NV	88,034	1,195,327
Cofinimmo SA	86,718	5,475,358
Home Invest Belgium SA, NVS	24,466	453,793
Montea NV	48,670	3,563,931
Retail Estates NV	29,571	1,996,135
Shurgard Self Storage Ltd.	72,086	3,087,021
Warehouses De Pauw CVA	404,873	9,635,447
Xior Student Housing NV	87,860	2,951,682
		36,262,632
Canada — 2.1%
Allied Properties REIT	297,574	3,926,049
Boardwalk REIT	96,695	5,021,043
Canadian Apartment Properties REIT	395,384	13,173,314
Choice Properties REIT	658,244	6,703,702
Crombie REIT	248,761	2,667,434
Dream Industrial REIT	653,264	6,202,571
First Capital Real Estate Investment Trust	500,206	6,387,519
Granite Real Estate Investment Trust	149,153	8,139,221
H&R Real Estate Investment Trust	607,996	4,615,591
InterRent REIT	317,477	2,597,093
Killam Apartment REIT	278,931	3,746,192
NorthWest Healthcare Properties REIT	513,214	1,898,267
Prinmaris REIT	228,384	2,562,113
RioCan REIT	706,823	9,645,303
SmartCentres Real Estate Investment Trust	305,046	5,457,461
		82,742,873
China — 0.0%
Yuexiu REIT	5,653,000	754,876
Security	Shares	Value
France — 1.7%
ARGAN SA, NVS	29,156	$2,164,518
Carmila SA	136,960	2,579,106
Covivio SA/France	127,216	7,237,239
Gecina SA	122,523	13,093,792
ICADE	75,305	1,969,675
Klepierre SA	486,582	15,556,802
Mercialys SA	221,939	2,618,537
Unibail-Rodamco-Westfield, New	245,129	20,044,756
		65,264,425
Germany — 0.0%
Hamborner REIT AG	168,304	1,189,604
Guernsey — 0.0%
Regional REIT Ltd.(a)	386,611	639,097
Hong Kong — 0.8%
Champion REIT	4,505,000	1,053,988
Fortune REIT	3,497,000	1,823,008
Link REIT	6,049,420	28,186,772
Prosperity REIT	2,856,000	476,994
Sunlight REIT	2,460,000	590,987
		32,131,749
India — 0.4%
Embassy Office Parks REIT	2,083,877	9,797,062
Mindspace Business Parks REIT(a)	523,779	2,316,984
Nexus Select Trust, NVS	2,057,404	3,517,978
		15,632,024
Ireland — 0.0%
Irish Residential Properties REIT PLC	1,024,809	969,820
Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA(b)(c)	166,250	447,003
Japan — 5.3%
Activia Properties Inc.	1,601	3,414,457
Advance Logistics Investment Corp.(b)	1,626	1,268,695
Advance Residence Investment Corp.	3,149	6,327,966
AEON REIT Investment Corp.	4,143	3,462,524
Comforia Residential REIT Inc.	1,663	3,259,078
CRE Logistics REIT Inc.	1,458	1,333,746
Daiwa House REIT Investment Corp.	5,302	8,075,772
Daiwa Office Investment Corp.	1,267	2,502,128
Daiwa Securities Living Investments Corp.	4,633	2,786,483
Frontier Real Estate Investment Corp.	1,226	3,255,683
Fukuoka REIT Corp.	1,761	1,642,827
Global One Real Estate Investment Corp.	2,505	1,613,924
GLP J-REIT	10,955	9,632,957
Hankyu Hanshin REIT Inc.	1,531	1,211,618
Health Care & Medical Investment Corp.	863	619,001
Heiwa Real Estate REIT Inc.	2,443	1,951,901
Hoshino Resorts REIT Inc.	1,410	2,140,396
Hulic REIT Inc.	3,031	2,624,829
Ichigo Office REIT Investment Corp.	2,433	1,248,977
Industrial & Infrastructure Fund Investment Corp.	5,576	4,211,248
Invincible Investment Corp.	18,122	7,381,430
Japan Excellent Inc.	2,969	2,296,159
Japan Hotel REIT Investment Corp.	11,985	5,526,277
Japan Logistics Fund Inc.	2,139	3,832,522
Japan Metropolitan Fund Invest	16,080	9,869,288
Japan Prime Realty Investment Corp.	2,189	4,809,309
Japan Real Estate Investment Corp.	3,161	11,497,982
KDX Realty Investment Corp.	9,455	8,994,134
LaSalle Logiport REIT	4,438	4,223,046
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Global REIT ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Mirai Corp.(c)	4,584	$1,201,583
Mitsubishi Estate Logistics REIT Investment Corp.	1,172	2,734,388
Mitsui Fudosan Logistics Park Inc.	5,448	3,627,309
Mori Hills REIT Investment Corp.	3,684	3,066,326
Mori Trust REIT Inc.	5,910	2,387,509
Nippon Accommodations Fund Inc.	1,098	4,396,982
Nippon Building Fund Inc.	18,065	15,515,878
Nippon Prologis REIT Inc.	5,840	9,395,875
Nippon REIT Investment Corp.	1,031	2,133,019
Nomura Real Estate Master Fund Inc.	10,696	10,097,175
NTT UD REIT Investment Corp.	3,354	2,404,825
One REIT Inc.	591	907,752
Orix JREIT Inc.	6,261	6,463,118
Samty Residential Investment Corp.	992	612,590
Sankei Real Estate Inc.	1,164	604,942
Sekisui House REIT Inc.	9,868	4,692,164
SOSiLA Logistics REIT Inc.	1,648	1,188,834
Star Asia Investment Corp.	5,142	1,717,821
Starts Proceed Investment Corp.(c)	611	699,838
Takara Leben Real Estate Investment Corp.	1,846	1,028,567
Tokyu REIT Inc.	2,243	2,276,916
United Urban Investment Corp.	7,027	6,301,746
		204,469,514
Malaysia — 0.1%
Axis Real Estate Investment Trust	3,888,700	1,586,851
Pavilion REIT	3,288,300	1,152,825
		2,739,676
Mexico — 0.5%
Concentradora Fibra Danhos SA de CV	586,515	633,135
FIBRA Macquarie Mexico(a)	1,803,876	2,985,800
Fibra Uno Administracion SA de CV	6,698,489	7,712,996
Prologis Property Mexico SA de CV	1,891,831	6,331,789
TF Administradora Industrial S de Real de CV(c)	424,261	779,634
		18,443,354
Netherlands — 0.2%
Eurocommercial Properties NV	101,569	2,579,747
NSI NV	44,699	962,702
Vastned Retail NV	43,203	1,158,404
Wereldhave NV	99,524	1,533,885
		6,234,738
New Zealand — 0.2%
Argosy Property Ltd.	1,974,958	1,280,769
Goodman Property Trust	2,492,159	3,141,457
Kiwi Property Group Ltd.	3,799,697	2,122,467
Stride Property Group	1,334,166	1,104,493
		7,649,186
Philippines — 0.0%
AREIT Inc.	1,959,120	1,314,846
Saudi Arabia — 0.2%
Al Maather REIT Fund	118,556	297,891
Al Rajhi REIT	539,353	1,227,819
Alahli REIT Fund 1	113,623	221,153
Alinma Retail REIT Fund, NVS	227,514	295,359
Al-Jazira Reit Fund	31,422	133,056
Alkhabeer REIT	319,190	520,127
Bonyan REIT, NVS	164,593	407,571
Derayah REIT	222,997	370,504
Jadwa REIT Alharamain Fund, NVS	162,082	257,643
Mulkia Gulf Real Estate REIT Fund, NVS	213,438	314,840
Musharaka Real Estate Income Fund, NVS	206,855	274,837
Security	Shares	Value
Saudi Arabia (continued)
Riyad REIT Fund	320,854	$555,303
Sedco Capital REIT Fund	366,644	805,393
Sico Saudi REIT, NVS(b)	106,689	117,038
Taleem REIT	46,844	137,043
		5,935,577
Singapore — 2.8%
AIMS APAC REIT	1,483,728	1,421,532
CapitaLand Ascendas REIT	8,441,614	17,106,993
CapitaLand Ascott Trust(c)	5,814,932	3,967,708
CapitaLand China Trust(c)	2,777,930	1,584,436
CapitaLand Integrated Commercial Trust	12,641,704	19,206,267
CDL Hospitality Trusts	2,052,700	1,391,516
Cromwell European Real Estate Investment Trust(c)	768,700	1,347,725
Digital Core REIT Management Pte. Ltd.	2,124,000	1,319,335
ESR-LOGOS REIT	14,552,942	3,085,819
Far East Hospitality Trust	2,464,900	1,152,627
First REIT(c)	2,841,000	570,136
Frasers Centrepoint Trust	2,575,770	4,346,115
Frasers Logistics & Commercial Trust	6,794,000	5,475,146
Keppel DC REIT(c)	3,009,933	5,184,509
Keppel REIT	5,650,200	3,834,336
Lendlease Global Commercial REIT(c)	4,104,491	1,776,817
Mapletree Industrial Trust	4,661,010	8,416,460
Mapletree Logistics Trust(c)	7,933,013	7,912,449
Mapletree Pan Asia Commercial Trust(c)	5,433,791	5,336,756
OUE REIT	4,969,200	1,080,128
Paragon REIT	2,573,700	1,705,405
Parkway Life REIT	922,700	2,631,644
Sasseur Real Estate Investment Trust	1,280,700	666,188
Starhill Global REIT	3,381,900	1,303,239
Suntec REIT(c)	5,054,300	4,536,603
		106,359,889
South Africa — 0.4%
Attacq Ltd.	1,644,808	1,223,567
Burstone Group Ltd.	1,498,126	796,225
Emira Property Fund Ltd.	596,375	387,999
Equites Property Fund Ltd.	1,764,591	1,404,266
Growthpoint Properties Ltd.	7,937,874	5,875,738
Redefine Properties Ltd.	13,480,870	3,739,163
Resilient REIT Ltd.	679,965	2,157,743
Stor-Age Property REIT Ltd.	896,764	768,582
		16,353,283
South Korea — 0.1%
ESR Kendall Square REIT Co. Ltd.	281,063	1,014,972
JR Global REIT	258,999	583,806
LOTTE REIT Co. Ltd.	308,330	750,932
Shinhan Alpha REIT Co. Ltd.	279,907	1,173,102
SK REITs Co. Ltd.	435,320	1,460,471
		4,983,283
Spain — 0.5%
Inmobiliaria Colonial SOCIMI SA	874,128	5,298,076
Lar Espana Real Estate SOCIMI SA	140,649	1,257,586
Merlin Properties SOCIMI SA	1,034,376	11,541,870
		18,097,532
Thailand — 0.1%
CPN Retail Growth Leasehold REIT	5,877,800	2,107,612
Turkey — 0.1%
AKIS Gayrimenkul Yatirimi A/S	2,855,300	509,979
Akmerkez Gayrimenkul Yatirim Ortakligi AS	12,360	73,118
Alarko Gayrimenkul Yatirim Ortakligi A/S	338,092	171,389

2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Global REIT ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Turkey (continued)
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(b)	4,629,664	$1,360,593
Is Gayrimenkul Yatirim Ortakligi AS(b)	1,066,859	528,681
		2,643,760
United Kingdom — 4.2%
Abrdn Property Income Trust Ltd.	964,182	757,148
AEW U.K. REIT PLC	397,813	495,520
Assura PLC	6,948,796	3,622,563
Balanced Commercial Property Trust Ltd.	1,267,080	1,560,315
Big Yellow Group PLC	443,591	6,909,624
British Land Co. PLC (The)	2,363,690	12,163,441
Care Reit PLC, Class B	784,877	877,978
CLS Holdings PLC	328,038	392,111
Custodian Property Income REIT PLC	941,911	949,003
Derwent London PLC	264,467	7,468,276
Empiric Student Property PLC	1,394,408	1,699,129
Great Portland Estates PLC	822,502	3,324,905
Hammerson PLC, NVS	1,131,498	4,193,197
Helical PLC	292,448	752,686
Home REIT PLC(b)(d)	1,719,812	506,281
Land Securities Group PLC	1,764,497	13,704,295
Life Science Reit PLC	886,051	477,573
LondonMetric Property PLC	4,709,575	11,772,504
NewRiver REIT PLC	767,163	770,557
Picton Property Income Ltd.	1,267,190	1,133,339
Primary Health Properties PLC	3,139,922	3,870,892
PRS REIT PLC (The)	1,193,647	1,628,420
Residential Secure Income PLC, NVS(a)	468,018	343,987
Safestore Holdings PLC	505,009	5,266,858
Schroder REIT Ltd.	1,118,006	725,953
Segro PLC	3,204,156	32,465,727
Shaftesbury Capital PLC	3,549,548	6,229,216
Sirius Real Estate Ltd.	3,572,190	4,113,304
Supermarket Income REIT PLC	2,908,264	2,660,389
Target Healthcare REIT PLC	1,450,549	1,696,463
Triple Point Social Housing REIT PLC(a)	821,616	682,766
Tritax Big Box REIT PLC	5,876,418	10,691,643
UNITE Group PLC (The)	963,869	10,903,341
Urban Logistics REIT PLC	1,100,685	1,671,911
Warehouse REIT PLC	902,338	1,004,373
Workspace Group PLC	327,100	2,332,440
		159,818,128
United States — 72.3%
Acadia Realty Trust	243,126	5,954,156
Agree Realty Corp.	233,884	17,365,887
Alexander & Baldwin Inc.	171,085	3,183,892
Alexandria Real Estate Equities Inc.	410,898	45,835,672
American Assets Trust Inc.	112,432	3,030,042
American Healthcare REIT Inc.	194,716	5,179,446
American Homes 4 Rent, Class A	801,360	28,239,926
Americold Realty Trust Inc.	674,744	17,327,426
Apartment Investment & Management Co., Class A(b)	336,788	2,842,491
Apple Hospitality REIT Inc.	538,594	7,955,033
Armada Hoffler Properties Inc.	158,618	1,717,833
AvalonBay Communities Inc.	336,434	74,557,139
Brandywine Realty Trust	393,249	1,993,772
Brixmor Property Group Inc.	711,202	19,166,894
Broadstone Net Lease Inc.	442,145	7,777,331
BXP Inc.	372,098	29,976,215
Camden Property Trust	245,370	28,411,392
CareTrust REIT Inc.	334,215	10,918,804
Centerspace	36,275	2,526,917
Security	Shares	Value
United States (continued)
COPT Defense Properties	265,279	$8,541,984
Cousins Properties Inc.	357,642	10,954,574
CubeSmart	530,561	25,382,038
Curbline Properties Corp.(b)	251,933	5,701,244
DiamondRock Hospitality Co.	488,189	4,183,780
Digital Realty Trust Inc.	765,991	136,522,576
Douglas Emmett Inc.	374,099	6,655,221
Easterly Government Properties Inc., Class A	229,090	3,106,460
EastGroup Properties Inc.	114,767	19,657,292
Elme Communities	207,719	3,504,220
Empire State Realty Trust Inc., Class A	312,080	3,308,048
EPR Properties	177,368	8,047,186
Equinix Inc.	224,923	204,248,078
Equity LifeStyle Properties Inc.	436,974	30,640,617
Equity Residential	895,826	63,039,276
Essential Properties Realty Trust Inc.	411,224	13,031,689
Essex Property Trust Inc.	151,395	42,974,985
Extra Space Storage Inc.	496,035	81,002,515
Federal Realty Investment Trust	195,515	21,670,883
First Industrial Realty Trust Inc.	313,669	16,464,486
Four Corners Property Trust Inc.	216,527	5,967,484
Gaming and Leisure Properties Inc.	617,656	31,000,155
Getty Realty Corp.	115,154	3,614,684
Global Net Lease Inc.	476,256	3,710,034
Healthcare Realty Trust Inc., Class A	903,404	15,520,481
Healthpeak Properties Inc.	1,656,761	37,194,284
Highwoods Properties Inc.	246,283	8,260,332
Host Hotels & Resorts Inc.	1,651,560	28,472,894
Hudson Pacific Properties Inc.	315,075	1,361,124
Independence Realty Trust Inc.	529,709	10,392,891
Innovative Industrial Properties Inc.	66,085	8,537,521
InvenTrust Properties Corp.	161,410	4,753,524
Invitation Homes Inc.	1,451,530	45,592,557
Iron Mountain Inc.	690,513	85,437,173
JBG SMITH Properties	193,543	3,290,231
Kilroy Realty Corp.	278,282	11,192,502
Kimco Realty Corp.	1,560,368	37,011,929
Kite Realty Group Trust	512,825	13,164,218
Lineage Inc.(c)	145,514	10,773,857
LTC Properties Inc.	99,963	3,818,587
LXP Industrial Trust	680,803	6,426,780
Macerich Co. (The)	507,827	9,496,365
Medical Properties Trust Inc.(c)	1,397,530	6,470,564
Mid-America Apartment Communities Inc.	274,867	41,598,372
National Health Investors Inc.	98,944	7,584,058
National Storage Affiliates Trust	161,769	6,818,563
NETSTREIT Corp.	182,325	2,826,037
NexPoint Residential Trust Inc.	51,948	2,163,634
NNN REIT Inc.	430,069	18,682,197
Omega Healthcare Investors Inc.	585,258	24,855,907
Paramount Group Inc.	438,627	2,127,341
Park Hotels & Resorts Inc.	488,383	6,783,640
Pebblebrook Hotel Trust	279,916	3,353,394
Phillips Edison & Co. Inc.	287,799	10,881,680
Piedmont Office Realty Trust Inc., Class A	293,517	2,917,559
Prologis Inc.	2,192,416	247,611,462
Public Storage	375,108	123,433,038
Realty Income Corp.	2,067,305	122,735,898
Regency Centers Corp.	435,464	31,109,548
Retail Opportunity Investments Corp.	291,934	4,524,977
Rexford Industrial Realty Inc.	511,335	21,931,158
RLJ Lodging Trust	357,226	3,161,450
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Global REIT ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Ryman Hospitality Properties Inc.	138,384	$14,814,007
Sabra Health Care REIT Inc.	545,841	10,589,315
Safehold Inc.	121,778	2,591,436
Service Properties Trust	396,980	1,270,336
Sila Realty Trust Inc.	135,818	3,419,897
Simon Property Group Inc.	767,365	129,776,769
SITE Centers Corp.	110,561	1,763,448
SL Green Realty Corp.	153,272	11,588,896
STAG Industrial Inc.	429,962	16,028,983
Summit Hotel Properties Inc.	252,990	1,548,299
Sun Communities Inc.	292,491	38,807,706
Sunstone Hotel Investors Inc.	473,825	4,780,894
Tanger Inc.	249,568	8,293,145
Terreno Realty Corp.	225,465	13,516,627
UDR Inc.	778,484	32,844,240
UMH Properties Inc.	153,340	2,859,791
Urban Edge Properties	289,474	6,437,902
Ventas Inc.	956,430	62,636,601
Veris Residential Inc.	184,740	3,042,668
VICI Properties Inc., Class A	2,472,578	78,529,077
Vornado Realty Trust	413,842	17,137,197
Welltower Inc.	1,430,298	192,918,594
WP Carey Inc.	513,842	28,631,276
Xenia Hotels & Resorts Inc.	238,043	3,373,069
		2,786,357,677
Total Common Stocks — 99.5% (Cost: $3,772,308,175)		3,833,909,535
Investment Companies
Investment Grade Bonds — 0.0%
Hedge Brasil Shopping FII	30,999	1,060,398
Total Investment Companies — 0.0% (Cost: $1,172,218)		1,060,398
Rights
Singapore — 0.0%
ESR-LOGOS REIT, (Expires 11/08/24, Strike Price SGD 0.31)	582,117	4
Security	Shares	Value
South Korea — 0.0%
LOTTE REIT Co. Ltd., (Expires 11/12/24, Strike Price KRW, 3,565.00)(b)	59,088	$7,279
Total Rights — 0.0% (Cost: $—)		7,283
Total Long-Term Investments — 99.5% (Cost: $3,773,480,393)		3,834,977,216
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(e)(f)(g)	17,576,469	17,588,773
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(e)(f)	8,550,000	8,550,000
Total Short-Term Securities — 0.7% (Cost: $26,134,374)		26,138,773
Total Investments — 100.2% (Cost: $3,799,614,767)		3,861,115,989
Liabilities in Excess of Other Assets — (0.2)%		(9,013,749)
Net Assets — 100.0%		$3,852,102,240

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,079,462	$5,506,374 (a)	$—	$(921)	$3,858	$17,588,773	17,576,469	$72,020 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,200,000	1,350,000 (a)	—	—	—	8,550,000	8,550,000	206,191	—
				$(921)	$3,858	$26,138,773		$278,211	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Global REIT ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	13	12/19/24	$1,736	$(29,654)
Dow Jones U.S. Real Estate Index	323	12/20/24	12,206	(561,926)
				$(591,580)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$591,580	$—	$—	$—	$591,580

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$2,707,971	$—	$—	$—	$2,707,971
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$445,401	$—	$—	$—	$445,401
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$15,253,398
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,003,975,559	$829,427,695	$506,281	$3,833,909,535
Investment Companies	1,060,398	—	—	1,060,398
Rights	—	7,283	—	7,283
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® Global REIT ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$26,138,773	$—	$—	$26,138,773
	$3,031,174,730	$829,434,978	$506,281	$3,861,115,989
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(561,926)	$(29,654)	$—	$(591,580)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
October 31, 2024
iShares® International Developed Real Estate ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 18.1%
Abacus Group	77,632	$61,696
Abacus Storage King	81,923	67,455
Arena REIT	58,531	153,918
BWP Trust	82,212	185,706
Centuria Industrial REIT	78,651	157,098
Centuria Office REIT	71,023	55,662
Charter Hall Group	71,117	701,769
Charter Hall Long Wale REIT	98,829	251,756
Charter Hall Retail REIT	74,648	165,263
Charter Hall Social Infrastructure REIT	51,467	87,726
Cromwell Property Group	194,619	52,988
Dexus	162,348	761,938
Dexus Industria REIT	32,588	57,637
Goodman Group	281,594	6,724,322
GPT Group (The)	289,142	895,799
Growthpoint Properties Australia Ltd.	41,769	72,267
HealthCo REIT(a)	68,978	52,053
HomeCo Daily Needs REIT	259,884	206,109
Hotel Property Investments Ltd.	29,025	67,087
Ingenia Communities Group	54,884	173,105
Lifestyle Communities Ltd.(a)	16,788	94,630
Mirvac Group	594,941	831,689
National Storage REIT	204,588	336,588
NEXTDC Ltd.(b)	90,529	967,038
Region RE Ltd.	175,461	252,314
Scentre Group	785,072	1,799,908
Stockland	361,127	1,221,195
Vicinity Ltd.	568,601	808,334
Waypoint REIT Ltd.	101,239	164,947
		17,427,997
Austria — 0.1%
CA Immobilien Anlagen AG(a)	5,108	123,570
Belgium — 2.5%
Aedifica SA	7,177	463,331
Ascencio	796	40,015
Care Property Invest NV	5,457	74,095
Cofinimmo SA	5,536	349,542
Home Invest Belgium SA, NVS	1,658	30,752
Montea NV	3,096	226,709
Retail Estates NV	1,886	127,311
Shurgard Self Storage Ltd.	4,574	195,878
VGP NV	1,532	128,840
Warehouses De Pauw CVA	25,826	614,625
Xior Student Housing NV	5,476	183,968
		2,435,066
Canada — 6.1%
Allied Properties REIT	18,953	250,057
Boardwalk REIT	6,120	317,791
Canadian Apartment Properties REIT	25,178	838,875
Chartwell Retirement Residences	40,662	457,040
Choice Properties REIT	41,643	424,101
Crombie REIT	15,982	171,373
Dream Industrial REIT	41,209	391,269
First Capital Real Estate Investment Trust	31,875	407,037
Granite Real Estate Investment Trust	9,515	519,230
H&R Real Estate Investment Trust	39,216	297,708
InterRent REIT	20,417	167,020
Killam Apartment REIT	17,468	234,604
NorthWest Healthcare Properties REIT	33,181	122,729
Security	Shares	Value
Canada (continued)
Prinmaris REIT	14,445	$162,050
RioCan REIT	45,086	615,243
SmartCentres Real Estate Investment Trust	19,487	348,634
StorageVault Canada Inc., NVS	35,241	103,014
		5,827,775
Finland — 0.3%
Citycon OYJ	13,913	53,877
Kojamo OYJ(b)	23,662	232,943
		286,820
France — 4.3%
ARGAN SA, NVS	1,841	136,674
Carmila SA	8,556	161,119
Covivio SA/France	8,143	463,250
Gecina SA	7,802	833,785
ICADE	4,851	126,883
Klepierre SA	31,038	992,334
Mercialys SA	14,195	167,479
Unibail-Rodamco-Westfield, New	15,559	1,272,295
		4,153,819
Germany — 5.9%
Aroundtown SA(b)	103,886	309,323
Deutsche EuroShop AG(a)	2,626	58,271
Deutsche Wohnen SE	7,491	191,377
Grand City Properties SA(b)	9,456	125,333
Hamborner REIT AG	10,977	77,587
LEG Immobilien SE	11,187	1,056,807
TAG Immobilien AG(b)	22,796	378,956
Vonovia SE	106,221	3,482,534
		5,680,188
Guernsey — 0.1%
Regional REIT Ltd.(c)	24,536	40,560
Hong Kong — 7.3%
Champion REIT	288,000	67,380
Fortune REIT	218,000	113,645
Hongkong Land Holdings Ltd.	165,400	709,167
Hysan Development Co. Ltd.	92,000	149,220
Link REIT	386,240	1,799,653
New World Development Co. Ltd.(a)	213,333	214,414
Prosperity REIT	164,000	27,390
Sino Land Co. Ltd.	530,800	531,202
Sun Hung Kai Properties Ltd.	214,500	2,322,599
Sunlight REIT	151,000	36,276
Swire Properties Ltd.	160,200	326,039
Wharf Real Estate Investment Co. Ltd.	233,900	703,242
		7,000,227
Ireland — 0.1%
Irish Residential Properties REIT PLC	64,101	60,661
Israel — 0.9%
Amot Investments Ltd.	32,556	158,375
Azrieli Group Ltd.	5,519	421,325
Melisron Ltd.	3,796	300,837
		880,537
Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA(a)(b)	9,579	25,755
Japan — 23.4%
Activia Properties Inc.	103	219,668
Advance Logistics Investment Corp.(b)	97	75,685
Advance Residence Investment Corp.	201	403,913
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® International Developed Real Estate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Aeon Mall Co. Ltd.	14,000	$185,394
AEON REIT Investment Corp.	269	224,817
Comforia Residential REIT Inc.	104	203,815
CRE Logistics REIT Inc.	93	85,074
Daiwa House REIT Investment Corp.	337	513,303
Daiwa Office Investment Corp.	80	157,988
Daiwa Securities Living Investments Corp.	290	174,418
Frontier Real Estate Investment Corp.	78	207,132
Fukuoka REIT Corp.	109	101,685
Global One Real Estate Investment Corp.	155	99,864
GLP J-REIT	698	613,766
Hankyu Hanshin REIT Inc.	99	78,348
Health Care & Medical Investment Corp.	54	38,732
Heiwa Real Estate Co. Ltd.	4,000	109,868
Heiwa Real Estate REIT Inc.	156	124,640
Hoshino Resorts REIT Inc.	86	130,549
Hulic Co. Ltd.	62,500	578,773
Hulic REIT Inc.	192	166,271
Ichigo Office REIT Investment Corp.	152	78,029
Industrial & Infrastructure Fund Investment Corp.	354	267,357
Invincible Investment Corp.	1,150	468,417
Japan Excellent Inc.	185	143,075
Japan Hotel REIT Investment Corp.	774	356,891
Japan Logistics Fund Inc.	133	238,301
Japan Metropolitan Fund Invest	1,025	629,106
Japan Prime Realty Investment Corp.	137	300,994
Japan Real Estate Investment Corp.	202	734,765
KDX Realty Investment Corp.	603	573,608
LaSalle Logiport REIT	284	270,244
Mirai Corp.	289	75,754
Mitsubishi Estate Co. Ltd.	162,800	2,407,491
Mitsubishi Estate Logistics REIT Investment Corp.	74	172,649
Mitsui Fudosan Co. Ltd.	404,400	3,450,482
Mitsui Fudosan Logistics Park Inc.	344	229,037
Mori Hills REIT Investment Corp.	240	199,761
Mori Trust REIT Inc.	381	153,915
Nippon Accommodations Fund Inc.	69	276,313
Nippon Building Fund Inc.	1,150	987,725
Nippon Prologis REIT Inc.	370	595,287
Nippon REIT Investment Corp.	66	136,546
Nomura Real Estate Holdings Inc.	16,200	398,839
Nomura Real Estate Master Fund Inc.	678	640,042
NTT UD REIT Investment Corp.	215	154,155
One REIT Inc.	38	58,366
Orix JREIT Inc.	400	412,913
Samty Residential Investment Corp.	62	38,287
Sankei Real Estate Inc.	69	35,860
Sekisui House REIT Inc.	631	300,036
SOSiLA Logistics REIT Inc.	105	75,745
Star Asia Investment Corp.	332	110,913
Starts Proceed Investment Corp.(a)	36	41,234
Sumitomo Realty & Development Co. Ltd.	63,900	1,895,513
Takara Leben Real Estate Investment Corp.	114	63,519
Tokyo Tatemono Co. Ltd.	29,400	480,096
Tokyu REIT Inc.	139	141,102
United Urban Investment Corp.	444	398,175
		22,484,245
Netherlands — 0.4%
Eurocommercial Properties NV	6,435	163,442
NSI NV	2,781	59,896
Vastned Retail NV	2,643	70,867
Security	Shares	Value
Netherlands (continued)
Wereldhave NV	6,603	$101,767
		395,972
New Zealand — 0.7%
Argosy Property Ltd.	129,156	83,758
Goodman Property Trust	157,781	198,889
Kiwi Property Group Ltd.	242,297	135,344
Precinct Properties Group	199,686	150,384
Stride Property Group	81,242	67,257
		635,632
Norway — 0.1%
Entra ASA(b)(c)	10,658	112,973
Singapore — 8.2%
AIMS APAC REIT	97,426	93,342
CapitaLand Ascendas REIT	538,390	1,091,051
CapitaLand Ascott Trust(a)	371,330	253,370
CapitaLand Integrated Commercial Trust	802,477	1,219,186
CapitaLand Investment Ltd./Singapore(a)	345,300	729,477
CDL Hospitality Trusts(a)	135,221	91,666
City Developments Ltd.	69,300	271,601
Cromwell European Real Estate Investment Trust	47,200	82,753
Digital Core REIT Management Pte. Ltd.	138,000	85,720
ESR-LOGOS REIT	936,820	198,644
Far East Hospitality Trust	150,500	70,376
Frasers Centrepoint Trust	166,749	281,357
Frasers Logistics & Commercial Trust	433,100	349,026
Keppel DC REIT	192,171	331,008
Keppel REIT	352,800	239,417
Lendlease Global Commercial REIT	258,147	111,751
Mapletree Industrial Trust	297,945	538,004
Mapletree Logistics Trust(a)	503,060	501,756
Mapletree Pan Asia Commercial Trust	345,517	339,347
OUE REIT	331,200	71,991
Paragon REIT	165,665	109,774
Parkway Life REIT	58,800	167,704
Starhill Global REIT	220,900	85,125
Suntec REIT(a)	324,300	291,083
UOL Group Ltd.(a)	74,900	302,648
		7,907,177
South Korea — 0.3%
ESR Kendall Square REIT Co. Ltd.	18,510	66,843
JR Global REIT	17,297	38,989
LOTTE REIT Co. Ltd.	17,631	42,940
Shinhan Alpha REIT Co. Ltd.	17,798	74,592
SK REITs Co. Ltd.	27,198	91,248
		314,612
Spain — 1.2%
Inmobiliaria Colonial SOCIMI SA	56,451	342,149
Lar Espana Real Estate SOCIMI SA	8,671	77,530
Merlin Properties SOCIMI SA	65,993	736,369
		1,156,048
Sweden — 5.2%
Atrium Ljungberg AB, Class B	6,786	136,131
Castellum AB(b)	64,381	806,225
Catena AB	5,500	252,111
Cibus Nordic Real Estate AB publ	8,577	138,504
Corem Property Group AB, Class B	79,129	53,439
Dios Fastigheter AB	13,131	97,940
Fabege AB	37,721	300,819
Fastighets AB Balder, Class B(b)	95,660	744,190
FastPartner AB, Class A	7,971	53,136

2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® International Developed Real Estate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Hufvudstaden AB, Class A	16,315	$192,827
Logistea AB, Class B(b)	27,749	41,254
NP3 Fastigheter AB	3,771	87,775
Nyfosa AB	23,833	241,101
Pandox AB, Class B	13,410	233,096
Platzer Fastigheter Holding AB, Class B	8,304	70,267
Sagax AB, Class B	32,335	779,237
Samhallsbyggnadsbolaget i Norden AB(a)	172,654	91,776
Wallenstam AB, Class B	50,426	238,500
Wihlborgs Fastigheter AB	39,958	420,033
		4,978,361
Switzerland — 3.2%
Allreal Holding AG, Registered	2,194	390,377
Intershop Holding AG	838	117,874
Mobimo Holding AG, Registered	1,068	330,832
Peach Property Group AG(a)(b)	2,338	22,204
PSP Swiss Property AG, Registered	6,807	966,661
Swiss Prime Site AG, Registered	11,561	1,254,156
		3,082,104
United Kingdom — 11.1%
Abrdn European Logistics Income PLC(c)	59,205	44,241
Abrdn Property Income Trust Ltd.	58,690	46,088
AEW U.K. REIT PLC	23,130	28,811
Assura PLC	442,640	230,758
Balanced Commercial Property Trust Ltd.	79,919	98,414
Big Yellow Group PLC	28,288	440,630
British Land Co. PLC (The)	150,495	774,440
Care Reit PLC, Class B	47,944	53,631
CLS Holdings PLC	23,241	27,780
Custodian Property Income REIT PLC	62,636	63,108
Derwent London PLC	16,908	477,464
Empiric Student Property PLC	86,824	105,798
Grainger PLC	111,441	327,446
Great Portland Estates PLC	52,530	212,349
Hammerson PLC, NVS	70,996	263,103
Helical PLC	18,319	47,148
Home REIT PLC(b)(d)	191,393	56,343
Land Securities Group PLC	112,394	872,929
Life Science Reit PLC	51,733	27,884
LondonMetric Property PLC	298,012	744,939
NewRiver REIT PLC	47,039	47,247
Picton Property Income Ltd.	84,236	75,338
Primary Health Properties PLC	196,457	242,192
PRS REIT PLC (The)	76,291	104,079
Residential Secure Income PLC, NVS(c)	24,076	17,696
Safestore Holdings PLC	32,138	335,175
Schroder REIT Ltd.	75,245	48,859
Segro PLC	203,844	2,065,425
Shaftesbury Capital PLC	224,323	393,672
Sirius Real Estate Ltd.	227,173	261,585
Supermarket Income REIT PLC	184,637	168,900
Target Healthcare REIT PLC	92,007	107,605
Security	Shares	Value
United Kingdom (continued)
Triple Point Social Housing REIT PLC(c)	54,002	$44,876
Tritax Big Box REIT PLC	371,702	676,280
Tritax EuroBox PLC(c)	120,035	108,810
UNITE Group PLC (The)	60,951	689,481
Urban Logistics REIT PLC	68,423	103,933
Warehouse REIT PLC	60,293	67,111
Workspace Group PLC	20,874	148,845
		10,650,413
Total Common Stocks — 99.5% (Cost: $133,012,144)		95,660,512
Rights
Singapore — 0.0%
ESR-LOGOS REIT, (Expires 11/08/24, Strike Price SGD 0.31)	39,096	—
South Korea — 0.0%
LOTTE REIT Co. Ltd., (Expires 11/12/24, Strike Price KRW, 3,565.00)(b)	4,347	536
Total Rights — 0.0% (Cost: $—)		536
Total Long-Term Investments — 99.5% (Cost: $133,012,144)		95,661,048
Short-Term Securities
Money Market Funds — 2.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(e)(f)(g)	2,144,288	2,145,789
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(e)	40,000	40,000
Total Short-Term Securities — 2.3% (Cost: $2,185,604)		2,185,789
Total Investments — 101.8% (Cost: $135,197,748)		97,846,837
Liabilities in Excess of Other Assets — (1.8)%		(1,708,549)
Net Assets — 100.0%		$96,138,288

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® International Developed Real Estate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,068,726	$76,641 (a)	$—	$(157)	$579	$2,145,789	2,144,288	$12,703 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	—	(10,000)(a)	—	—	40,000	40,000	3,439	—
				$(157)	$579	$2,185,789		$16,142	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Singapore Index	4	11/28/24	$102	$(3,342)
Dow Jones U.S. Real Estate Index	7	12/20/24	265	(8,928)
Euro STOXX 50 Index	2	12/20/24	105	(3,192)
				$(15,462)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$15,462	$—	$—	$—	$15,462

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$79,274	$—	$—	$—	$79,274
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(2,069)	$—	$—	$—	$(2,069)

2024 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® International Developed Real Estate ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$535,450
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$12,123,089	$83,481,080	$56,343	$95,660,512
Rights	—	536	—	536
Short-Term Securities
Money Market Funds	2,185,789	—	—	2,185,789
	$14,308,878	$83,481,616	$56,343	$97,846,837
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(8,928)	$(6,534)	$—	$(15,462)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities (unaudited)
October 31, 2024

	iShares Environmentally Aware Real Estate ETF	iShares Global REIT ETF	iShares International Developed Real Estate ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$9,796,384	$3,834,977,216	$95,661,048
Investments, at value—affiliated(c)	39,744	26,138,773	2,185,789
Cash	9,709	—	10,307
Cash pledged for futures contracts	—	686,000	14,000
Foreign currency collateral pledged for futures contracts(d)	—	140,176	15,944
Foreign currency, at value(e)	9,338	3,062,023	91,612
Receivables:
Investments sold	—	—	8
Securities lending income—affiliated	14	7,556	2,247
Dividends—unaffiliated	13,598	4,413,750	336,887
Dividends—affiliated	17	32,271	176
Tax reclaims	259	1,108,233	148,277
Other assets	—	269,314	—
Total assets	9,869,063	3,870,835,312	98,466,295
LIABILITIES
Bank overdraft	—	220,651	—
Collateral on securities loaned, at value	39,699	17,606,289	2,148,982
Payables:
Investments purchased	—	745	13
Deferred foreign capital gain tax	—	194,350	—
Investment advisory fees	2,579	470,576	42,490
IRS compliance fee for foreign withholding tax claims	—	—	128,290
Variation margin on futures contracts	—	240,461	8,232
Total liabilities	42,278	18,733,072	2,328,007
Commitments and contingent liabilities
NET ASSETS	$9,826,785	$3,852,102,240	$96,138,288
NET ASSETS CONSIST OF
Paid-in capital	$8,978,314	$3,952,471,441	$243,258,921
Accumulated earnings (loss)	848,471	(100,369,201)	(147,120,633)
NET ASSETS	$9,826,785	$3,852,102,240	$96,138,288
NET ASSET VALUE
Shares outstanding	360,000	150,900,000	4,600,000
Net asset value	$27.30	$25.53	$20.90
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$9,119,622	$3,773,480,393	$133,012,144
(b) Securities loaned, at value	$37,388	$16,508,755	$2,019,239
(c) Investments, at cost—affiliated	$39,738	$26,134,374	$2,185,604
(d) Foreign currency collateral pledged, at cost	$—	$149,771	$16,510
(e) Foreign currency, at cost	$9,534	$3,111,406	$91,770
See notes to financial statements.

2024 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended October 31, 2024

	iShares Environmentally Aware Real Estate ETF	iShares Global REIT ETF	iShares International Developed Real Estate ETF
INVESTMENT INCOME
Dividends—unaffiliated	$173,708	$77,641,675	$2,362,552
Dividends—affiliated	201	206,191	3,439
Interest—unaffiliated	190	37,626	1,261
Securities lending income—affiliated—net	242	72,020	12,703
Other income—unaffiliated	—	269,314	—
Foreign taxes withheld	(8,424)	(3,031,178)	(193,090)
IRS compliance fee for foreign withholding tax claims	—	—	(4,419)
Total investment income	165,917	75,195,648	2,182,446
EXPENSES
Investment advisory	14,374	2,654,443	252,257
Interest expense	—	1,842	24
Total expenses	14,374	2,656,285	252,281
Net investment income	151,543	72,539,363	1,930,165
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	70,617	(32,924,413)	(3,608,891)
Investments—affiliated	39	(921)	(157)
Foreign currency transactions	938	282,733	7,994
Futures contracts	4,354	2,707,971	79,274
In-kind redemptions—unaffiliated(a)	—	38,848,190	(4,147,533)
	75,948	8,913,560	(7,669,313)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(b)	1,030,758	487,105,664	11,133,573
Investments—affiliated	6	3,858	579
Foreign currency translations	(155)	19,902	9,223
Futures contracts	3,038	445,401	(2,069)
	1,033,647	487,574,825	11,141,306
Net realized and unrealized gain	1,109,595	496,488,385	3,471,993
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,261,138	$569,027,748	$5,402,158
(a) See Note 2 of the Notes to Financial Statements.
(b) Net of increase in deferred foreign capital gain tax of	$—	$(182,434)	$—
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	iShares Environmentally Aware Real Estate ETF		iShares Global REIT ETF
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$151,543	$293,782	$72,539,363	$119,665,768
Net realized gain (loss)	75,948	(21,333)	8,913,560	(32,921,524)
Net change in unrealized appreciation (depreciation)	1,033,647	(356,216)	487,574,825	(135,079,512)
Net increase (decrease) in net assets resulting from operations	1,261,138	(83,767)	569,027,748	(48,335,268)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(75,718)(b)	(343,922)	(49,656,747)(b)	(108,606,050)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	—	(47,972,040)	539,741,698
NET ASSETS
Total increase (decrease) in net assets	1,185,420	(427,689)	471,398,961	382,800,380
Beginning of period	8,641,365	9,069,054	3,380,703,279	2,997,902,899
End of period	$9,826,785	$8,641,365	$3,852,102,240	$3,380,703,279

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2024 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares International Developed Real Estate ETF
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,930,165	$5,024,207
Net realized loss	(7,669,313)	(16,507,368)
Net change in unrealized appreciation (depreciation)	11,141,306	7,310,411
Net increase (decrease) in net assets resulting from operations	5,402,158	(4,172,750)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,003,116)(b)	(3,126,272)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(14,395,459)	(33,075,689)
NET ASSETS
Total decrease in net assets	(11,996,417)	(40,374,711)
Beginning of period	108,134,705	148,509,416
End of period	$96,138,288	$108,134,705

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares Environmentally Aware Real Estate ETF
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Period From 11/15/22(a) to 04/30/23
Net asset value, beginning of period	$24.00	$25.19	$24.94
Net investment income(b)	0.42	0.82	0.44
Net realized and unrealized gain (loss)(c)	3.09	(1.05)	(0.03)
Net increase (decrease) from investment operations	3.51	(0.23)	0.41
Distributions from net investment income(d)	(0.21)(e)	(0.96)	(0.16)
Net asset value, end of period	$27.30	$24.00	$25.19
Total Return(f)
Based on net asset value	14.70%(g)	(1.05)%	1.64%(g)
Ratios to Average Net Assets(h)
Total expenses	0.30%(i)	0.30%	0.30%(i)
Net investment income	3.16%(i)	3.34%	3.82%(i)
Supplemental Data
Net assets, end of period (000)	$9,827	$8,641	$9,069
Portfolio turnover rate(j)	24%	13%	4%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2024 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global REIT ETF
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20
Net asset value, beginning of period	$22.13	$23.25	$27.77	$27.22	$20.42	$26.53
Net investment income(a)	0.48	0.85	0.94	0.68	0.66	0.88
Net realized and unrealized gain (loss)(b)	3.25	(1.20)	(4.89)	0.74	6.75	(5.54)
Net increase (decrease) from investment operations	3.73	(0.35)	(3.95)	1.42	7.41	(4.66)
Distributions from net investment income(c)	(0.33)(d)	(0.77)	(0.57)	(0.87)	(0.61)	(1.45)
Net asset value, end of period	$25.53	$22.13	$23.25	$27.77	$27.22	$20.42
Total Return(e)
Based on net asset value	16.80%(f)	(1.50)%	(14.12)%	5.14%	36.95%	(18.47)%
Ratios to Average Net Assets(g)
Total expenses	0.14%(h)	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income	3.83%	3.73%	3.95%	2.36%	2.91%	3.36%
Supplemental Data
Net assets, end of period (000)	$3,852,102	$3,380,703	$2,997,903	$3,461,578	$3,083,221	$1,900,334
Portfolio turnover rate(i)	5%	6%	7%	13%	6%	8%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares International Developed Real Estate ETF
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20
Net asset value, beginning of period	$20.40	$21.52	$25.36	$28.82	$22.75	$29.65
Net investment income(a)	0.39	0.83 (b)	0.83	0.79 (b)	0.78	0.86
Net realized and unrealized gain (loss)(c)	0.72	(1.44)	(4.25)	(3.35)	5.86	(5.47)
Net increase (decrease) from investment operations	1.11	(0.61)	(3.42)	(2.56)	6.64	(4.61)
Distributions from net investment income(d)	(0.61)(e)	(0.51)	(0.42)	(0.90)	(0.57)	(2.29)
Net asset value, end of period	$20.90	$20.40	$21.52	$25.36	$28.82	$22.75
Total Return(f)
Based on net asset value	5.44%(g)	(2.77)%(b)	(13.44)%	(9.24)%(b)	29.62%	(16.93)%
Ratios to Average Net Assets(h)
Total expenses	0.48%(i)	0.54%	0.48%	0.50%	0.48%	0.48%
Total expenses excluding professional fees for foreign withholding tax claims	N/A	0.48%	N/A	0.48%	0.48%	N/A
Net investment income	3.67%(i)	4.11%(b)	3.82%	2.75%(b)	3.08%	2.99%
Supplemental Data
Net assets, end of period (000)	$96,138	$108,135	$148,509	$212,985	$256,514	$259,384
Portfolio turnover rate(j)	6%	13%	9%	16%	9%	10%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended  April 30, 2024 and
April 30, 2022 respectively:
• Net investment income per share by $0.07 and $0.04.
• Total return by 0.37% and 0.17%.
• Ratio of net investment income to average net assets by 0.33% and 0.15%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2024 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Environmentally Aware Real Estate	Non-Diversified
Global REIT	Diversified
International Developed Real Estate	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

2024 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Environmentally Aware Real Estate
BofA Securities, Inc.	$9,335	$(9,335)	$—	$—
Goldman Sachs & Co. LLC	5,782	(5,782)	—	—
J.P. Morgan Securities LLC	3,423	(3,423)	—	—
UBS Securities LLC	11,660	(11,660)	—	—
Wells Fargo Securities LLC	7,188	(7,188)	—	—
	$37,388	$(37,388)	$—	$—
Global REIT
BNP Paribas Prime Brokerage International Ltd.	$1,307,991	$(1,307,991)	$—	$—
BofA Securities, Inc.	51,507	(51,507)	—	—
Goldman Sachs & Co. LLC	5,097,658	(5,097,658)	—	—
HSBC Bank PLC	1,094,074	(1,094,074)	—	—
J.P. Morgan Securities LLC	492,049	(492,049)	—	—
Macquarie Bank Ltd.	7,516,766	(7,516,766)	—	—
Morgan Stanley	948,710	(948,710)	—	—
	$16,508,755	$(16,508,755)	$—	$—
International Developed Real Estate
BofA Securities, Inc.	$514,226	$(514,226)	$—	$—
Goldman Sachs & Co. LLC	125,271	(125,271)	—	—
HSBC Bank PLC	1,152	(1,152)	—	—
J.P. Morgan Securities LLC	82,494	(82,494)	—	—
Macquarie Bank Ltd.	476,661	(476,661)	—	—
Morgan Stanley	777,667	(777,667)	—	—
State Street Bank & Trust Co.	41,768	(41,768)	—	—
	$2,019,239	$(2,019,239)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Environmentally Aware Real Estate	0.30%
Global REIT	0.14
International Developed Real Estate	0.48
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the iShares Global REIT ETF(the “Group 1 Funds”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

2024 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Pursuant to the current securities lending agreement, each of the iShares Environmentally Aware Real Estate ETF and iShares International Developed Real Estate ETF (the “Group 2 Fund”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended October 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Environmentally Aware Real Estate	$70
Global REIT	19,947
International Developed Real Estate	3,252
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended October 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Global REIT	$9,665,604	$20,987,206	$(2,828,685)
International Developed Real Estate	74,150	209,359	(13,168)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended October 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Environmentally Aware Real Estate	$2,339,190	$2,210,668
Global REIT	218,287,375	188,365,524
International Developed Real Estate	6,485,103	7,757,740
For the six months ended October 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Global REIT	$89,950,452	$135,860,766
International Developed Real Estate	2,011,924	15,898,168
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of April 30, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
Environmentally Aware Real Estate	$(20,336)
Global REIT	(176,009,729)
International Developed Real Estate	(100,302,431)
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Environmentally Aware Real Estate	$9,192,632	$1,046,430	$(402,934)	$643,496
Global REIT	3,847,134,556	442,206,851	(428,816,998)	13,389,853
International Developed Real Estate	137,213,445	2,886,301	(42,268,371)	(39,382,070)
9. LINE OF CREDIT
The iShares Environmentally Aware Real Estate ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended October 31, 2024, the Fund did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

2024 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 10/31/24		Year Ended 04/30/24
iShares ETF	Shares	Amount	Shares	Amount
Global REIT
Shares sold	3,800,000	$95,244,516	25,250,000	$572,252,440
Shares redeemed	(5,650,000)	(143,216,556)	(1,450,000)	(32,510,742)
	(1,850,000)	$(47,972,040)	23,800,000	$539,741,698
International Developed Real Estate
Shares sold	100,000	$2,274,917	—	$438
Shares redeemed	(800,000)	(16,670,376)	(1,600,000)	(33,076,127)
	(700,000)	$(14,395,459)	(1,600,000)	$(33,075,689)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
The iShares International Developed Real Estate ETF is seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders,representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

2024 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

2024 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares Environmentally Aware Real Estate ETF, iShares Global REIT ETF, iShares International Developed Real Estate ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue

2024 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract

Glossary of Terms Used in this Report

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

2024 iShares Semi-Annual Financial Statements and Additional Information

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics –Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date: December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date: December 20, 2024

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: December 20, 2024